As filed with the Securities and Exchange Commission on SEPTEMBER 5, 2024

Securities Act File No. 333- 280637

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No. ____	☐

(Check appropriate box or boxes)

JAMES ALPHA FUNDS TRUST

(a Delaware statutory trust)

(Exact Name of Registrant as Specified in Charter)

515 Madison Avenue
New York, New York 10022

(Address of Principal Executive Office)

(646) 201-4042

(Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copy to:

Matthew DiClemente, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600,

Philadelphia, Pennsylvania 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The title of the securities being registered are Class A, Class I, and Investor Class shares of beneficial interest, without par value, of the Easterly ROCMuni High Income Municipal Bond Fund, and Class I and Investor Class shares of beneficial interest, without par value, of the Easterly ROCMuni Short Term Municipal Bond Fund, each a series of the Registrant.

The Registration Statement shall hereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

MANAGED PORTFOLIO SERIES

c/o U.S. Bank Global Fund Services

615 East Michigan Street, 2nd Floor

Milwaukee, Wisconsin 53202-0701

September 5, 2024

Dear Shareholder:

You are cordially invited to a joint special meeting of shareholders (together with any postponements or adjournments thereof, the “Meeting”) of the Principal Street High Income Municipal Fund and the Principal Street Short Term Municipal Fund (each, a “Target Fund,” and collectively, the “Target Funds”), each a series of Managed Portfolio Series (“MPS”) identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”), which will be held at the principal executive offices of MPS, located at 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202, at 12 p.m. , Central Time, on Monday, September 30, 2024. The purpose of the Meeting is to vote on an important proposal that affects the Target Funds.

Principal Street Partners, LLC (“Principal Street”), as the investment adviser to the Target Funds, is proposing a reorganization of each of the Target Funds into a corresponding newly-created series (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) of a registered investment company called James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Easterly Funds Trust”). The Board of Trustees of MPS has approved, pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the transfer of the assets and liabilities of each Target Fund to its corresponding Acquiring Fund in the Easterly Funds Trust (each, a “Reorganization,” and together, the “Reorganizations”). Easterly Investment Partners LLC (“Easterly” or the “Adviser”) will be the new investment adviser of each Acquiring Fund. Each Acquiring Fund has the same investment objective and substantially similar principal investment strategies and principal risks as the corresponding Target Fund. The current portfolio management team of each Target Fund will manage the corresponding Acquiring Fund.

At the Meeting, you will be asked to vote on the proposed Reorganization of your Target Fund. If shareholders approve the Reorganization Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganizations (in accordance with the terms of the Reorganization Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of your Target Fund(s) held immediately prior to the Reorganizations.

The Board of Trustees of MPS believes that the proposed Reorganizations are in the best interest of each Target Fund and its shareholders, and will not result in the dilution of interests of each Target Fund’s existing shareholders. Principal Street believes that the proposed Reorganizations will benefit the Target Funds and their shareholders, including lower gross operating expenses for each Fund, a three year expense cap and greater opportunities for future growth and distribution of each Fund that could lead to future cost savings to each Fund and their shareholders.

After careful consideration of the proposed Reorganizations, the Board of Trustees of MPS has unanimously approved and recommends that you vote “FOR” each Reorganization proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each Target Fund to its corresponding Acquiring Fund. You should review these materials carefully.

Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If you attend the Meeting, you may vote at the Meeting. If you have questions, please call 888-703-5191.

Sincerely,

Brian R. Wiedmeyer

President, Managed Portfolio Series

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

615 East Michigan Street, 2nd Floor

Milwaukee, Wisconsin 53202-0701

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on September 30, 2024

Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the series of Managed Portfolio Series (“MPS”) identified in the chart below (each, a “Target Fund,” and collectively, the “Target Funds”), which will be held at the principal executive offices of MPS, located at 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202, at 12 p.m ., Central Time, on Monday, September 30 , 2024, to vote on the following proposal:

PROPOSAL. To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of each Target Fund into a corresponding, newly-created series of James Alpha Funds Trust d/b/a Easterly Funds Trust as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of liabilities of the Target Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Target Fund in complete liquidation of the Target Fund; and (iii) the cancellation of the outstanding shares of the Target Fund (all of the foregoing being referred to each as a “Reorganization,” and together, the “Reorganizations”).

Target Funds and Share Classes	Acquiring Funds and Share Classes
Principal Street High Income Municipal Fund A Class Investor Class Institutional Class	Easterly ROCMuni High Income Municipal Bond Fund Class A Investor Class Class I
Principal Street Short Term Municipal Fund Investor Class Institutional Class	Easterly ROCMuni Short Term Municipal Bond Fund Investor Class Class I

If shareholders of a Target Fund approve the Reorganization Agreement, and certain other closing conditions are satisfied or waived, shareholders of a Target Fund will receive after the closing of the Reorganization (in accordance with the terms of the Reorganization Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of the Target Fund held immediately prior to the Reorganization. Each Acquiring Fund will have the same investment objectives, and substantially similar principal investment strategies and principal risks as its corresponding Target Fund. The Reorganizations are discussed in detail in the Joint Proxy Statement/Prospectus attached to this notice. Please read those materials carefully for information concerning the Reorganizations.

The Board of Trustees of MPS (the “MPS Board”) recommends that shareholders approve the Proposal with respect to each Target Fund. The agreement between Principal Street and Easterly provides that the Reorganizations will only take place if shareholder approval of the Proposal for both Target Funds is obtained. Accordingly, even if the shareholders of Principal Street High Income Municipal Fund approve the proposed Reorganization of that Target Fund, the Reorganization of that Target Fund will not occur, if shareholders do not vote to approve the proposed Reorganization of Principal Street Short Term Municipal Fund. Similarly, even if the shareholders of Principal Street Short Term Municipal Fund approve the proposed Reorganization of that Target Fund, the Reorganization of that Target Fund will not occur, if shareholders do not vote to approve the proposed Reorganization of Principal Street High Income Municipal Fund. In either such case, the MPS Board will consider what further actions to take if both Target Funds will not be reorganized, which may include liquidation of one or both of such Target Funds.

Shareholders of record of a Target Fund as of the close of business on June 28 , 2024 are entitled to notice of, and to vote at, the Meeting, even if such shareholders no longer own shares of the Target Fund at the time of the Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting. Shareholders of each Target Fund will vote separately on the proposed Reorganization of each Target Fund, and the proposed Reorganization will be effected as to a particular Target Fund only if that Target Fund’s shareholders approve the Reorganization.

The MPS Board has unanimously approved and recommends that you cast your vote “FOR” the Proposal for your Target Fund as described in the Joint Proxy Statement/Prospectus.

You are requested to complete, date, and sign the enclosed proxy card(s) and return it (them) promptly in the envelope provided for that purpose. Your proxy card(s) also provides instructions for voting via telephone or the Internet if you wish to take advantage of these voting options. You may also vote by attending the Meeting.

Some shareholders hold shares of more than one Target Fund and may receive proxy cards or proxy materials for each Target Fund owned. Please sign and return the proxy card in the postage paid return envelope, or vote via telephone or the Internet, for each Target Fund held. Your vote is important regardless of the number of shares owned.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting at the Meeting. Merely attending the Meeting, however, will not revoke a previously given proxy.

By Order of the Board of Trustees of the Managed Portfolio Series,

Adam Smith

Secretary

September 5, 2024

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR PROXY CARD(S) BE RETURNED PROMPTLY.

FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD(S) UNLESS YOU ELECT TO CHANGE YOUR VOTE.

Important Notice Regarding the Availability of Proxy Materials for the Meeting:

The Notice of Joint Special Meeting of Shareholders and Proxy Statement/Prospectus

are available at https://proxyvotinginfo.com/p/principalstreetfunds2024

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q. What am I being asked to vote upon?

A. You are being asked to approve the reorganization of the Target Fund(s) listed in the chart below of which you own shares into a new mutual fund family. Specifically, as a shareholder of one or more Target Funds (each, a “Target Fund,” and, collectively, the “Target Funds”), you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) under which the assets and liabilities of your Target Fund will be transferred to a newly-created series in the James Alpha Funds Trust d/b/a Easterly Funds Trust (“Easterly Funds Trust”) with the same investment objectives and substantially similar principal investment strategies and principal risks as the corresponding Target Fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

Target Funds	Acquiring Funds
Principal Street High Income Municipal Fund	Easterly ROCMuni High Income Municipal Bond Fund
Principal Street Short Term Municipal Fund	Easterly ROCMuni Short Term Municipal Bond Fund

If shareholders of a Target Fund approve the Reorganization Agreement and certain other closing conditions are satisfied or waived, Target Fund shareholders will receive shares of equal value of a corresponding Acquiring Fund in exchange for shares of their respective Target Fund, and the outstanding shares of the Target Funds will be cancelled as permitted by the organizational documents of the Target Funds and applicable law. Each Target Fund for which shareholders have approved the Reorganization Agreement will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization,” and collectively, as the “Reorganizations.” The agreement between Principal Street and Easterly provides that the Reorganizations will only take place if shareholder approval of the Proposal for both Target Funds is obtained.

Q. Why are the Reorganizations being proposed?

A. Easterly Investment Partners LLC (“Easterly” or the “Adviser”) has entered into an Asset Purchase Agreement (the “APA”) with Principal Street Partners, LLC (“Principal Street”), the current investment adviser of the Target Funds. Under the APA, the current portfolio managers of the Target Funds will be lifted out from Principal Street and become affiliated with Easterly. Easterly and Principal Street believe that the Target Funds and their respective shareholders will benefit by reorganizing into the Acquiring Funds in several quantitative and qualitative ways. The net expense ratios of each Acquiring Fund will be equal to or lower than its corresponding Target Fund and Easterly has agreed to cap the expenses of each Acquiring Fund at the level of their current expense caps for at least three years. Easterly and Principal Street also believe that the Target Funds and their shareholders will benefit from having the funds in a stand-alone trust dedicated solely to the Easterly Funds family, of which the Target Funds will become a part. Aligning the Funds under the Easterly brand has the potential to make the Funds more visible in the marketplace. Easterly and Principal Street also believe that the Target Funds will benefit from the sales and marketing expertise of Easterly and Easterly Securities LLC, an affiliate of Easterly. These changes could create greater distribution opportunities that could allow for greater growth in assets that may lead to economies of scale which could lower fees and expenses.

Q. What effect will a Reorganization have on me as a shareholder of a Target Fund?

A. Immediately after the closing of a Reorganization, you will own shares of an Acquiring Fund that are equal in total value to the total value of the shares of the corresponding Target Fund that you held immediately prior to the closing of the Reorganization. The Acquiring Funds will not use the same administrator and transfer agent as the Target Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Target Funds (and not through a financial intermediary) currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage their account will change.

Q. Are there any significant differences between the investment objectives and principal investment strategies and principal risks of each Target Fund and its corresponding Acquiring Fund?

A. No. Each Acquiring Fund has the same investment objectives and substantially similar principal investment strategies and principal risks as its corresponding Target Fund. The investment objectives of each Target Fund and Acquiring Fund can be changed by its Board of Trustees.

Q. Are there any significant differences in the advisory fee of each Target Fund and its corresponding Acquiring Fund?

A. No. The advisory fee of each Target Fund and its corresponding Acquiring Fund are the same.

Q. Are there any significant differences in the total annual fund operating expenses of each Target Fund and its corresponding Acquiring Fund?

A. Yes. As shown in the chart below, the total annual fund operating expenses, before fee waivers, of each Acquiring Fund will be lower than the total annual fund operating expenses, before fee waivers, of its corresponding Target Fund. However, the total annual fund operating expenses, after waivers, of the Easterly ROCMuni Short Term Municipal Bond Fund and Easterly ROCMuni High Income Municipal Bond Fund will be equal to or lower than the total annual fund operating expenses, after waivers, of the corresponding Target Fund.

Total Annual Fund Operating Expenses1

Target Funds Principal Street High Income Municipal Fund Before Waivers/After Waivers	Acquiring Funds Easterly ROCMuni High Income Municipal Bond Fund Before Waivers/After Waivers
A Class: 1.29% / 1.28%	Class A: 1.26% / 1.26%
Investor Class: 1.54% / 1.53%	Investor Class: 1.51% / 1.51%
Institutional Class: 1.04% / 1.03%	Class I: 1.01% / 1.01%

Principal Street Short Term Municipal Fund Before Waivers/After Waivers	Easterly ROCMuni Short Term Municipal Bond Fund Before Waivers/After Waivers
Investor Class: 1.37% / 0.95%	Investor Class: 1.27% / 0.95%
Institutional Class: 1.09% / 0.71%	Class I: 1.03% / 0.71%

[1]	Expense ratios (annualized) reflect annual fund operating expenses for the twelve month period ended August 31, 2023 for each Fund.

Easterly has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund at least for three years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses, after fee waivers, will be equal to the current total annual fund operating expenses, after fee waivers, of its corresponding Target Fund. More information regarding the fee waiver arrangement and a comparison of the gross and net total annual fund operating expenses of the Target Funds and the Acquiring Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus for the specific expense savings for each Target Fund.

Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganizations?

A. No. The total value of the shares of a Target Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q. What are the expected federal income tax consequences of the Reorganizations?

A. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition of closing, the Target Funds will receive an opinion of counsel to the effect that each Reorganization will constitute a tax-free “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). It is expected that neither shareholders, nor the Target Funds, will recognize gain or loss as a direct result of a Reorganization.

While there can be no guarantee that the U.S. Internal Revenue Service will adopt similar positions, it is expected, subject to the limited exceptions described in the Joint Proxy Statement/Prospectus under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the Target Funds, will recognize gain or loss as a direct result of a Reorganization, and the holding period for, and, with respect to shareholders of Target Funds, the aggregate tax basis of, the Acquiring Fund’s shares that you receive in a Reorganization will include the holding period for, and will be the same as the aggregate tax basis of, the shares that you surrender in the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

Q. Has the Board of Trustees of MPS (the “MPS Board”) considered the Reorganizations, and how do they recommend that I vote?

A. The MPS Board, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Target Funds, has carefully considered the Reorganizations and unanimously recommends that you vote “FOR” the Reorganizations. A summary of the considerations of the MPS Board in making this recommendation is provided in the “BOARD CONSIDERATIONS” section of the Joint Proxy Statement/Prospectus.

Q. What is the anticipated timing of the Reorganizations?

A. A joint special meeting of shareholders of the Target Funds will be held on Monday, September 30, 2024 (together with any postponements or adjournments thereof, the “Meeting”). If shareholders of a Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur as soon as practicable thereafter.

Q. What will happen if shareholders of a Target Fund do not approve the Reorganization?

A. If the shareholders of a Target Fund do not approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will not be implemented and the MPS Board will consider other alternatives to the Reorganization, including continuing the Target Fund as a series of MPS or liquidation of the Target Fund. Also, the consummation of one particular Reorganization is conditioned upon the consummation of the other Reorganization.

Q. What if I do not wish to participate in the Reorganization?

A. If you do not wish to have the shares of your Target Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss equal to the difference between your tax basis in the shares and the amount you receive for them.

Q. Why are you sending me the Joint Proxy Statement/Prospectus?

A. You are receiving a Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds and have the right to vote on the very important proposal described therein concerning your Target Fund(s). The Joint Proxy Statement/Prospectus contains information that you should know before voting on the proposed Reorganizations and which, if such proposed Reorganizations are approved, will result in your investment in the Acquiring Funds. The document is both a proxy statement of the Target Funds and also a prospectus for the corresponding Acquiring Funds.

Q. Will any Target Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganizations?

A. No. None of the Target Funds or Acquiring Funds will bear these costs. The costs of the Reorganizations will be allocated 75% to Easterly and 25% to Principal Street, with up to $50,000 being borne by Principal Street, and any excess being allocated to Easterly. The Acquiring Funds will bear certain organizational and offering costs in connection with their creation and issuance of new shares but these costs will be subject to the limits on each Acquiring Fund’s total annual fund operating expenses described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q. What is the required vote to approve the Proposal?

A. For each Target Fund, shareholder approval of the Proposal requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of such Target Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of such Target Fund. Such affirmative vote for each Target Fund is measured on the basis of all share classes as a whole and not any individual share class.

Q. How do I vote my shares?

A. For your convenience, there are several ways you can vote:

●	Voting at the Meeting: You may vote in person at the Meeting on September 30, 2024.

●	Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal, as recommended by the MPS Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment or postponement of the Meeting. Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting and voting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting and vote, or legally appoint another proxy to vote on your behalf.

●	If you own your shares through a bank, broker-dealer or other third-party intermediary who holds your shares of record, and you wish to attend the Meeting and vote your shares or revoke a previous proxy at the Meeting, you must request a legal proxy from such bank, broker-dealer or other third-party intermediary. If your proxy has not been revoked, the shares represented by the proxy will be cast at the Meeting and any adjournments thereof. Attendance by a shareholder at the Meeting does not, in itself, revoke a proxy.

●	Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q. Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A. If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call 888-703-5191.

Managed Portfolio Series c/o U.S. Bank Global Fund Services 615 East Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202 (414) 765-6844	James Alpha Funds Trust d/b/a Easterly Funds Trust 515 Madison Avenue New York, New York 10022 (888) 814-8180

JOINT PROXY STATEMENT/PROSPECTUS
September 5 , 2024

Introduction

This Joint Proxy Statement/Prospectus is being furnished to shareholders of the series of Managed Portfolio Series (“MPS”) identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, a “Target Fund,” and collectively, the “Target Funds”) in connection with the solicitation by the Board of Trustees of MPS (the “MPS Board”) of proxies to be used at a special joint meeting of the shareholders of the Target Funds, which will be held, on Monday, September 30 , 2024 at 12 p.m. (Central time) (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of each Target Fund are being asked to consider the following proposal:

PROPOSAL: To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of each Target Fund into a corresponding, newly-created series of James Alpha Funds Trust d/b/a Easterly Funds Trust (“Easterly Funds Trust”) as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Target Fund in complete liquidation of the Target Fund; and (iii) the cancellation of the outstanding shares of the Target Fund (all of the foregoing being referred to each as, a “Reorganization,” and together, the “Reorganizations”).

Target Funds and Share Classes	Acquiring Funds and Share Classes
Principal Street High Income Municipal Fund A Class Investor Class Institutional Class	Easterly ROCMuni High Income Municipal Bond Fund Class A Investor Class Class I
Principal Street Short Term Municipal Fund Investor Class Institutional Class	Easterly ROCMuni Short Term Municipal Bond Fund Investor Class Class I

This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the proposal that is described herein, and should be retained for future reference. It is both the proxy statement of the Target Funds and also a prospectus for the Acquiring Funds. Each Target Fund and Acquiring Fund is a series of a registered open-end management investment company. We sometimes refer to the Target Funds and the Acquiring Funds collectively as the “Funds” and to each series individually as a “Fund.”

The Reorganization of each Target Fund with and into its corresponding Acquiring Fund as described in the Reorganization Agreement, will involve three steps:

●	In accordance with the terms of the Reorganization Agreement, the transfer by the Target Fund of all of its assets and liabilities to its corresponding Acquiring Fund and issuing shares of the corresponding Acquiring Fund to the Target Fund equal to the aggregate net asset value (“NAV”) of the corresponding Target Fund’s shares owned by the Target Fund’s shareholders on the closing date of the Reorganization;

●	the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the Target Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Target Fund held by such shareholders, as permitted by the organizational documents of the Target Fund and applicable law; and

●	the winding up of the affairs of the Target Fund and dissolution under applicable law.

If shareholders approve the Reorganization Agreement and certain other closing conditions are satisfied or waived, the total value of the Acquiring Fund shares that you will receive after the closing of the Reorganization (in accordance with the terms of the Reorganization Agreement) will be the same as the total value of the shares of the Target Fund that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges, redemption fees or minimum investment amounts will be imposed in connection with the Reorganizations.

The MPS Board has fixed the close of business on June 28 , 2024 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Shareholders of a Target Fund on the Record Date will be entitled to one vote for each full share of the Target Fund held, and a proportionate fractional vote for each fractional share. We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about September 6, 2024 to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Reorganizations, the MPS Board has unanimously approved the Reorganization Agreement and each Reorganization and has determined that it is in the best interest of each Target Fund and its shareholders. If shareholders of a Target Fund do not approve the Reorganization, the MPS Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

●	Prospectuses for the Target Funds and the Acquiring Funds;

●	Annual and Semi-Annual Reports to Shareholders of the Target Funds;

●	Statements of Additional Information (each, an “SAI”) for the Target Funds and the Acquiring Funds; and

●	SAI relating to this Joint Proxy Statement/Prospectus.

Exhibit B contains a list of the specific prospectuses incorporated by reference into the Joint Proxy Statement/Prospectus.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectus of the Target Funds is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus for the Acquiring Funds that corresponds to the Target Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document and is available upon oral or written request from the Acquiring Funds, at the address and toll-free telephone number noted below. The Target Funds’ prospectus, the most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at https://principalstreetfunds.com/.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For Target Fund Documents:	For Acquiring Fund Documents:
Managed Portfolio Series	Easterly Funds Trust
c/o U.S. Bank Global Fund Services	c/o Ultimus Fund Solutions, LLC
615 East Michigan Street, 2nd Floor	225 Pictoria Drive, Suite 450
Milwaukee, Wisconsin 53202	Cincinnati, Ohio 45246
(414) 765-6844	(888) 814-8180

Information about the Target Funds and the Acquiring Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

i

PROPOSAL:
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

Principal Street Partners, LLC (“Principal Street”), as investment adviser to the Target Funds, is proposing a reorganization of each Target Fund into a corresponding, newly-created Acquiring Fund series of Easterly Funds Trust (each, a “Reorganization,” and together, the “Reorganizations”). On June 3, 2024, the MPS Board, on behalf of each Target Fund, unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Target Fund and the satisfaction of other closing conditions. In the Reorganizations, each Target Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the Target Fund, which will distribute such shares to shareholders of the Target Fund. Any shares you own of a Target Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the Target Fund (even though the NAV per share may differ). It is expected that no gain or loss will be recognized by any shareholder of a Target Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the fourth quarter of 2024.

Reasons for the Reorganizations

The MPS Board considered the proposed Reorganizations and the Reorganization Agreement associated therewith at board meetings held on May 21–22, 2024 and June 3, 2024. Based upon the recommendations of Principal Street, the MPS Board’s evaluation of the terms of the Reorganization Agreement, and other relevant information presented to the MPS Board in advance of the meeting, and in light of its fiduciary duties under federal and state law, the MPS Board, including all of the Trustees who are not “interested persons” of MPS under the 1940 Act, determined that each Reorganization was in the best interests of each Target Fund and its shareholders.

For a more complete discussion of the factors considered by the MPS Board in approving the Reorganizations, see the section entitled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created solely to acquire the assets and assume the liabilities of the corresponding Target Fund in a Reorganization. Each Acquiring Fund’s investment objective is the same and its principal investment strategies are substantially similar as those of the corresponding Target Fund. The investment objective and principal investment strategies of the Target Fund of which you are the record owner can be found in the Target Fund prospectus that you received upon purchasing shares in that Target Fund and any updated prospectuses that you may have subsequently received. The investment objective and principal investment strategies of the corresponding Acquiring Fund can be found in the Acquiring Funds’ prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Risks Associated with the Acquiring Funds

Each Target Fund and its corresponding Acquiring Fund have the same investment objectives and substantially similar principal investment strategies and invest in the same types of securities under the same portfolio management team. As a result, the principal risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding Target Fund, although the Acquiring Funds may describe such risks somewhat differently. A summary of certain principal risks for each Acquiring Fund is described below. The Acquiring Funds may be subject to other principal risks that are not identified below. The enclosed prospectus of the Acquiring Funds contains a discussion of the principal risks of each Acquiring Fund. For more information on the risks associated with an Acquiring Fund, see the “Principal Investment Strategies and Principal Risks of Investing in the Fund” section of the Acquiring Funds’ prospectus and “Investment Strategies and Risks” section of the Acquiring Funds’ SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Both Funds:

General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Fixed-Income Securities Risks. Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

●	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●	Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

●	Interest Rate Risk. In times of rising interest rates, bond prices will generally decline. Conversely, bond prices generally rise as interest rates fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The Fund may be exposed to varying levels of interest rate risk due to certain changes in general economic conditions, inflation, and monetary policy, such as interest rate changes by the Federal Reserve. Additionally, the Easterly ROCMuni Short Term Municipal Bond Fund further discloses that funds with higher durations carry greater interest rate risk. For example, if interest rates increase by 1%, the market value of a portfolio with a duration of three years would decline by approximately 3%.

●	Extension Risk. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

●	Liquidity Risk. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

●	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid, and the Fund may have to replace them with securities having a lower yield.

●	Duration Risk. The Fund can invest in securities of any maturity or duration. Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

High-Yield Fixed-Income Securities Risk. High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Restricted Securities Risk. The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions. Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale. They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange. While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

Unrated Securities Risk. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Adviser’s rating does not constitute a guarantee of the credit quality.

Floating Rate/Variable Rate Obligations Risk. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

Valuation Risk. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Unlike equity securities, which are valued using market quotations, the municipal bonds in which the Fund primarily invests are fixed income securities which are typically valued by independent pricing services utilizing a range of market-based and security specific inputs and assumptions, including price quotations from broker-dealers making markets in such instruments, transactions in comparable investments and considerations about general market conditions. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Tax Risks. Municipal securities may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the federal alternative minimum tax, you may have to pay federal tax on a portion of your distributions from tax exempt income. If this is the case, the Fund’s net after-tax return to you may be lower. The Fund would typically not be a suitable investment for investors investing through tax exempt or tax-advantaged accounts.

Municipal Sector Focus Risk. The Fund will not concentrate its investments in issuers in any one industry. The SEC has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. Many types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any “industry” for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in those types of municipal securities. General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors. By contrast, revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Legislation that affects the financing of a particular municipal project, or economic factors that have a negative impact on a project, would be likely to affect many other similar projects. At times, the Fund may change the relative emphasis of its investments in securities issued by certain municipalities. If the Fund has a greater emphasis on investments in one or more particular municipalities, or in one or more particular municipalities of a particular state or territory, it may be subject to greater risks from adverse events affecting such municipalities, states, or territories than a fund that invests in different municipalities, states, or territories, or that is more diversified.

Sector Emphasis Risk. The securities of issuers in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Zero-Coupon Bonds Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Liquidity Risk. Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

Deferred Interest and Payment In Kind Securities Risks. Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Accordingly, these securities may involve greater credit risks and their value is subject to greater fluctuation in response to changes in market interest rates than other fixed income securities.

Auction Rate Securities Risks. While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Failed auctions may adversely impact the liquidity of auction rate securities investments. Auction rate securities may also be subject to changes in interest rates, including decreased interest rates. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Principal Risks of the Easterly ROCMuni High Income Municipal Bond Fund:

Inverse Floaters Risk. The use of Inverse Floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the Inverse Floaters. The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. An investment in certain Inverse Floaters will involve the risk that the Fund could lose more than its original principal investment.

Leverage Risk. The use of leverage will allow the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage will also magnify the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Defaulted Bonds Risk. Defaulted bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. In the event of a default, the Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Workout or bankruptcy proceedings typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Principal Risks of the Easterly ROCMuni Short Term Municipal Bond Fund:

Risks of Shorter-Term Securities. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security’s duration, making the security more vulnerable to interest rate risk, reducing the security’s market value and increasing the Fund’s average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund’s volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). It can use those borrowings for a number of purposes, including purchasing securities, which creates “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow.

Non-Diversified Fund Risk. Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Comparison of Fundamental Investment Restrictions

The 1940 Act, requires fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Each Target Fund and its corresponding Acquiring Fund have substantially similar fundamental investment restrictions, except as noted below. The exceptions noted below were intended to standardize, where possible, the fundamental restrictions of the Acquiring Funds and were not intended to alter the manner in which any Acquiring Fund will be managed relative to its corresponding Target Fund. A chart providing a side-by-side comparison of each fundamental investment restriction can be found on Exhibit C.

Diversification. The Principal Street High Income Municipal Fund is classified as a “diversified” fund for purposes of the 1940 Act and has therefore adopted a fundamental investment restriction which sets forth limits on the Fund’s investment of its assets. The corresponding Acquiring Fund will also be classified as a “diversified” fund, however the Target Fund’s related fundamental investment restriction is drafted to permit exclusion of securities of other investment companies from diversification testing, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The wording of the Acquiring Fund’s fundamental investment restriction aligns the diversification testing for the Fund with the other diversified series of the Easterly Funds Trust managed by Easterly. This difference is not expected to change the manner in which the Target Fund is managed.

The Principal Street Short Term Municipal Fund is classified as a “non-diversified” fund for purposes of the 1940 Act and therefore does not have a fundamental investment restriction setting forth related limits on the Fund’s investment of its assets. However, the Principal Street Short Term Municipal Fund includes certain federal tax diversification requirements as part of its fundamental investment restrictions. The corresponding Acquiring Fund will also be classified as a “non-diversified” fund but will not include the federal tax diversification requirements as part of its fundamental investment restrictions. In order for the Acquiring Fund to qualify for treatment as a regulated investment company (“RIC”), the Fund must satisfy an asset diversification test that is substantially similar to the tax diversification requirements set forth in the Target Fund’s fundamental investment restriction. Because each Acquiring Fund intends to qualify as an RIC and therefore will be subject to the related asset diversification test, Easterly does not expect any changes in the manner in which any Fund is currently managed with respect to the diversification of their assets. Easterly believes it is in the Acquiring Funds’ best interests to provide the Acquiring Funds with the flexibility to adapt to continuously changing regulations. If the current asset diversification test for RICs were to change, the Acquiring Funds would be able to conform to any such new test or rules without shareholders taking further action.

Concentration. The 1940 Act does not prohibit a fund from concentrating its investments, but it must state its intention to concentrate or not concentrate. Accordingly, each Target Fund and the corresponding Acquiring Funds have adopted a fundamental investment restriction not to concentrate their investments in a particular industry or group of industries. The Acquiring Funds’ policy will prohibit investing more than 25% of an Acquiring Fund’s total assets in a particular industry or group of industries, excluding securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies, whereas the Target Funds’ policy prohibited investing 25% or more of such Fund’s assets in a particular industry or group of industries, excluding securities issued or guaranteed by the U.S. government or any of its agencies. The formulation used for the Acquiring Funds that references “more than 25%” versus “25% or more” provides additional flexibility and is consistent with instructions in Form N-1A, and also excludes securities of other investment companies. Easterly does not intend to change the manner in which any Fund is currently managed as a result of such change and no other substantive changes are proposed for the Funds’ concentration policies.

Borrowing, Senior Securities and Lending. The financial markets and regulatory requirements continue to evolve. For example, Rule 18f-4 under the 1940 Act adopted in October 2020 allows an open-end fund under certain conditions to engage in a number of types of transactions that might otherwise be considered to create “senior securities,” such as short sales, certain options, and futures transactions, reverse repurchase agreements and certain securities transactions that obligate the fund to pay money at a future date (such as when-issued, forward settling and non-standard settlement cycle securities transactions). The fundamental restrictions regarding borrowing, issuing senior securities and lending for the Easterly Funds Trust is intended to provide maximum flexibility under current law by prohibiting series in the Easterly Funds Trust from borrowing money, issuing senior securities or making loans, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund. Easterly believes it is in the Acquiring Funds’ best interests to adopt a modernized fundamental investment restriction in order to provide the Acquiring Funds with the flexibility to adapt to continuously changing regulation and to react to changes in the financial markets and the development of new investment opportunities and instruments, in accordance with the Acquiring Funds’ investment goals and subject to oversight by the Board of Trustees (the “Board”) of Easterly Funds Trust. Under the Acquiring Funds’ restriction regarding borrowing, issuing senior securities or lending, if current applicable law were to change, the Funds would be able to conform to any such new law without shareholders taking further action.

Fundamental 80% Investment Policies. The Principal Street Short Term Municipal Fund has a fundamental policy to invest, under normal market conditions, at least 80% of its total assets (plus borrowings for investment purposes) in municipal debt securities, the income from which is exempt from federal regular individual income tax. The Principal Street High Income Municipal Fund has a fundamental policy to invest, under normal market conditions, at least 80% of its total assets in tax exempt debt securities. Each Target Fund policy is a fundamental policy and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act. Each Acquiring Fund is adopting a similar fundamental 80% policy as its corresponding Target Fund, however, in accordance with Rule 35d-1 under the 1940 Act, each Acquiring Fund’s policy will require investment of at least 80% of its net assets, rather than total assets, in the respective securities. In addition, the Easterly ROCMuni High Income Municipal Bond Fund’s policy clarifies that the amount of any borrowings for investment purposes will be included in determining the value of the Fund’s assets for purposes of its 80% policy. Each of these changes is intended to align the definition of “assets” used in each 80% policy with the definition provided under Rule 35d-1.

Easterly does not anticipate that the differences between the fundamental investment restrictions for the Target Funds and the Acquiring Funds create additional material risk to any Acquiring Fund or will affect the way an Acquiring Fund is managed relative to the corresponding Target Fund.

Both the Target Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each Target Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Target Funds’ SAI.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Target Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses, but actual expenses may be greater or less than those shown. As further explained under “Comparison of Share Classes and Distribution Arrangements - Initial Sales Charge, Reductions and Waivers of the Target Funds and the Acquiring Funds,” the sales charge schedules for the Target Funds and Acquiring Funds differ. Unless eligible for a waiver or reduction, the maximum sales charge as a percentage of the offering price for A Class shares of the Principal Street High Income Municipal Fund is 2.25% and is applied to purchases less than $100,000; whereas the maximum sales charge as a percentage of the offering price for Class A shares of the corresponding Acquiring Fund is 2.00% and is applied to purchases less than $50,000. As a result, shareholders who hold A Class shares of the Principal Street High Income Municipal Fund would pay a lower sales charge to purchase additional Class A shares of the corresponding Acquiring Fund following the Reorganization, unless they qualified for a sales charge reduction or waiver.

	Principal Street High Income Municipal Fund as of August 31, 2023			Pro Forma Easterly ROCMuni High Income Municipal Bond Fund as of August 31, 2023
Shareholder Fees † (fees paid directly from your investment)	A Class reorganizing into Acquiring Fund Class A	Investor Class reorganizing into Acquiring Fund Investor Class	Institutional Class reorganizing into Acquiring Fund Class I	Class A	Investor Class	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	2.25%	NONE	NONE	2.00%	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	NONE	NONE	NONE	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price*	NONE**	NONE	NONE	NONE**	NONE	NONE
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	NONE	NONE	NONE	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES ‡ (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service Rule 12b-1 Fees	0.25%	0.50%	NONE	0.25%	0.50%	NONE
Other Expenses	0.49% [1]	0.49% [1]	0.49% [1]	0.46% [1]	0.46% [1]	0.46% [1]
Interest Expense	0.23%[1]	0.23%[1]	0.23%[1]	0.23%[1]	0.23%[1]	0.23%[1]
Remainder of Other Expenses	0.26%[1]	0.26% [1]	0.26%[1]	0.23%[1]	0.23%[1]	0.23%[1]
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement	1.29%	1.54%	1.04%	1.26%	1.51%	1.01%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.01)%	(0.01)%	(0.01)%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	1.28% [2]	1.53% [2]	1.03% [2]	1.26% [3]	1.51% [3]	1.01% [3]

	Principal Street Short Term Municipal Fund as of August 31, 2023		Pro Forma Easterly ROCMuni Short Term Municipal Bond Fund as of August 31, 2023
Shareholder Fees † (fees paid directly from your investment)	Investor Class reorganizing into Acquiring Fund Investor Class	Institutional Class reorganizing into Acquiring Fund Class I	Investor Class	Class I

Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	0.25%	NONE
Other Expenses	0.67% [1]	0.64% [1]	0.57% [1]	0.58% [1]
Interest Expense	0.00% [1]	0.01% [1]	0.00% [1]	0.01% [1]
Remainder of Other Expenses	0.67% [1]	0.63% [1]	0.57% [1]	0.57% [1]
Total Annual Fund Operating Expenses	1.37%	1.09%	1.27%	1.03%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.42)%	(0.38)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	0.95% [4]	0.71% [4]	0.95% [5]	0.71% [5]

Footnotes to Fee Table:

†	Details regarding sales charges imposed on purchases and contingent deferred sales charges (“CDSCs”) can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.
‡	There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year. Easterly, Principal Street and/or their affiliates will bear 100% of the costs incurred in connection with the Reorganizations, provided that each Acquiring Fund will bear its own organization and offering costs incurred in connection with their creation and issuance of new shares but these costs will be subject to the limits on each Acquiring Fund’s total annual fund operating expenses. These reorganization expenses have not been reflected in the tables above.
*	For the Target Fund, the Maximum Contingent Deferred Sales Charge (Load) is imposed as a percentage of the initial investment or the value of the investment at redemption, whichever is lower. For the Acquiring Fund, it is imposed as a percentage of the offering price (which is the NAV plus the applicable sales charge).
**	For the Target Fund, purchases of $1 million or more of A Class shares may be subject to a maximum 1.00% CDSC on shares redeemed during the first 18 months after their purchase. For the Acquiring Fund, purchases of $250,000 or more of Class A shares may be subject to a 1.00% CDSC on shares redeemed during the first 18 months after their purchase.

1.	For the Acquiring Funds, “Other Expenses” are based on estimated amounts for the current fiscal year. For the Target Funds, “Other Expenses” are based on Target Fund assets under management as of August 31, 2023. For the Principal Street High Income Municipal Fund and Easterly ROCMuni High Income Municipal Bond Fund, “Interest Expense” reflects interest expense paid in connection with borrowing against the Fund’s line of credit.

2.	Principal Street has contractually agreed to reduce its management fees, and may reimburse the Principal Street High Income Municipal Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses (“AFFE”), or extraordinary expenses) do not exceed 0.80% of the Fund’s average daily net assets. Fees waived and expenses paid by Principal Street may be recouped by Principal Street for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by MPS’ Board or Principal Street. Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement includes Interest Expense of 0.23%, which is an excluded expense.

3.	Pursuant to an operating expense limitation agreement between Easterly, the Easterly ROCMuni High Income Municipal Bond Fund’s investment manager, and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Easterly ROCMuni High Income Municipal Bond Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Investor Class and Class I do not exceed 1.05%, 1.30% and 0.80%, respectively. The expense limitation agreement for Class A, Investor Class and Class I shares will be in effect through three years from the closing date of the reorganization of the Principal Street High Income Municipal Fund into the Easterly ROCMuni High Income Municipal Bond Fund. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Easterly ROCMuni High Income Municipal Bond Fund, subject to limitations, for management fees waived and expenses paid (including management fees waived and expenses paid by the investment adviser to the predecessor series, as applicable) within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

4.	Principal Street has contractually agreed to reduce its management fees, and may reimburse the Principal Street Short Term Municipal Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, AFFE, or extraordinary expenses) do not exceed 0.70% of the Principal Street Short Term Municipal Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by Principal Street for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by MPS’ Board or Principal Street. Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for Institutional Class shares includes Interest Expense of 0.01%, which is an excluded expense.

5.	Pursuant to an operating expense limitation agreement between Easterly, the Easterly ROCMuni Short Term Municipal Bond Fund’s investment manager, and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Investor Class and Class I do not exceed 0.95% and 0.70%, respectively. The expense limitation agreement for Investor Class and Class I shares will be in effect through three years from the closing date of the reorganization of the Principal Street Short Term Municipal Fund into the Easterly ROCMuni Short Term Municipal Bond Fund. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and expenses paid (including management fees waived and expenses paid by the investment adviser to the predecessor series, as applicable) within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

The table below displays the current expense limitations and their terms for each Target Fund and pro forma Acquiring Fund:

Target Fund	Class A	Investor Class	Institutional Class	Expires	Acquiring Fund**	Class A	Investor Class	Class I	Expires
Principal Street High Income Municipal Fund	0.80%	0.80%	0.80%	12/29/2024	Easterly ROCMuni High Income Municipal Bond Fund	0.80%	0.80%	0.80%	*
Principal Street Short Term Municipal Fund	N/A	0.70%	0.70%	12/29/2024	Easterly ROCMuni Short Term Municipal Bond Fund	N/A	0.70%	0.70%	*

*	Expense limitations expire three years from the closing date of the Reorganization.
**	For comparison purposes, expense caps are shown exclusive of Rule 12b-1 plan fees and shareholder servicing plan fees. The level of the expense cap in the Acquiring Funds’ expense limitation agreement will include Rule 12b-1 plan fees and shareholder servicing plan fees. The expense caps for Class A and Investor Class shares of the Easterly ROCMuni High Income Municipal Bond Fund, including Rule 12b-1 plan fees and shareholder servicing plan fees, will be 1.05% and 1.30%, respectively. The expense cap for Investor Class shares of the Easterly ROCMuni Short Term Municipal Bond Fund, including Rule 12b-1 plan fees and shareholder servicing plan fees, will be 0.95%.

Easterly is permitted to seek reimbursement from each Acquiring Fund, subject to limitations, for management fees waived and expenses paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Acquiring Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred or (ii) the current expense cap, whichever is less. If the proposed Reorganizations are consummated, Target Fund fees and expenses that had been waived or reimbursed pursuant to the Target Funds’ contractual operating expense limitation agreement that are eligible for recoupment will become eligible for recoupment by Easterly as adviser of the Acquiring Funds for three years from the date the fees were waived and/or expenses were paid. As a result, should amounts become eligible for recoupment, the effect of such recoupments would be to cause the Acquiring Fund’s total expenses (after recoupment) to increase to (i) the expense cap in place at the time the fees were waived or the expenses were reimbursed, or (ii) the current expense cap, whichever is less. Easterly does not expect that amounts will be eligible for recoupment at the time of closing of the Reorganizations and therefore does not expect that it will be recouping amounts previously paid/reimbursed pursuant to the Target Funds’ contractual operating expense limitation agreement at the closing of and immediately following the Reorganizations.

Expense Example

The Examples are intended to help you compare the costs of investing in different classes of a Target Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the table above.

The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below Examples for the first year only for the Target Funds, and the first three years for the corresponding Acquiring Funds. Easterly has contractually agreed to waive advisory fees and/or reimburse expenses through three years from the closing date of the Reorganization. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Principal Street High Income Municipal Fund as of August 31, 2023
A reorganizing into Acquiring Fund A	$452	$624	$916	$1,746	$352	$624	$916	$1,746
Investor reorganizing into Acquiring Fund Investor	$156	$485	$838	$1,834	$156	$485	$838	$1,834
Institutional reorganizing into Acquiring Fund I	$105	$330	$573	$1,270	$105	$330	$573	$1,270

Pro Forma Easterly ROCMuni High Income Municipal Bond Fund as of August 31, 2023
A	$326	$592	$878	$1,692	$326	$592	$878	$1,692
Investor	$154	$477	$824	$1,802	$154	$477	$824	$1,802
I	$103	$322	$558	$1,236	$103	$322	$558	$1,236

Principal Street Short Term Municipal Fund as of August 31, 2023
Investor reorganizing into Acquiring Fund Investor	$97	$392	$710	$1,610	$97	$392	$710	$1,610
Institutional reorganizing into Acquiring Fund I	$73	$309	$564	$1,295	$73	$309	$564	$1,295

Pro Forma Easterly ROCMuni Short Term Municipal Bond Fund as of August 31, 2023
Investor	$97	$303	$600	$1,444	$97	$303	$600	$1,444
I	$73	$227	$470	$1,167	$73	$227	$470	$1,167

The Examples are not a representation of past or future expenses. Each Target Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Target Fund’s or the Acquiring Fund’s projected or actual performance.

Comparison of Investment Performance

Performance

The accompanying bar charts and tables provide some indication of the risks of investing in the Target Funds by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Institutional Class. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Investor Class and A Class shares have similar annual returns to Institutional Class shares because the classes are invested in the same portfolio of securities. However, the returns for Investor Class and A Class shares are lower than Institutional Class shares because Investor Class and A Class shares have higher expenses and A Class shares are subject to a load. Updated performance information is available on the Fund’s website at https://principalstreetfunds.com/funds/ or by calling the Fund toll free at 1-877-914-7343.

The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Target Fund.

Principal Street High Income Municipal Fund

Calendar Year Total Returns as of December 31, 2023 - Institutional Class

Best Quarter	Worst Quarter
Q4 2023: 6.38%	Q1 2020: -11.03%

Year-to-Date as of March 31, 2024: 2.61%

Average Annual Total Returns for the periods ended December 31, 2023

Share Class	One Year	Five Years	Since Inception (9/15/2017)
Institutional
Return Before Taxes	5.22%	-0.18%	1.33%
Return After Taxes on Distributions	4.83%	-0.42%	1.00%
Return After Taxes on Distributions and Sale of Fund Shares	5.30%	1.01%	2.18%
Investor(1) Return Before Taxes	4.81%	-0.56%	0.92%
A Class(2) Return Before Taxes	2.65%	-0.96%	0.65%
Bloomberg High Yield Municipal Bond Index	9.21%	3.49%	3.76%

(1)	Investor Class commenced operations on March 23, 2020. Performance for the Investor Class prior to that date is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class.
(2)	A Class commenced operations on February 16, 2022. Performance for the A Class prior to that date is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the A Class

Principal Street Short Term Municipal Fund

Calendar Year Total Returns as of December 31, 2023 - Institutional Class

Best Quarter	Worst Quarter
Q4 2023: 2.69%	Q3 2023: -0.48%

Year-to-Date as of March 31, 2024: 1.51%

Average Annual Total Returns for the periods ended December 31, 2023

Share Class	One Year	Since Inception (4/27/22)
Institutional
Return Before Taxes	4.35%	3.25%
Return After Taxes on Distributions	4.28%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares	3.99%	3.18%
Investor Return Before Taxes	3.85%	2.85%
Bloomberg 3 Year Municipal Bond Index	3.46%	2.71%

After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Comparison of Portfolio Managers

It is anticipated that each of the portfolio managers that manage the Target Funds will, upon the completion of the Reorganizations, manage the corresponding Acquiring Fund. A description of the employment history of these portfolio managers and the performance returns of such Target Funds is included in the prospectus and shareholder reports of the Target Funds. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the Target Funds’ prospectus and Annual and Semi-Annual Shareholder Reports.

The “Portfolio Managers” section of the prospectus enclosed with this Joint Proxy Statement/Prospectus describes the employment history of the portfolio managers of each Acquiring Fund of which shareholders will receive shares in connection with the proposed Reorganizations.

Comparison of Investment Advisers

Principal Street, located at 949 South Shady Grove Road, Suite 402, Memphis, Tennessee 38120, is the current investment adviser of each Target Fund. Easterly, located at 138 Conant Street, Beverly, MA 01915, will be the investment adviser of each Acquiring Fund following the Reorganizations. As of March 31 , 2024, Easterly has approximately $2.7 billion in assets under management.

Subject to the general supervision of the MPS Board, Principal Street is responsible for managing each Target Fund in accordance with its investment objective(s) and policies. Principal Street also maintains related records for the Target Funds. Following the Reorganization, subject to the general supervision of the Board of the Easterly Funds Trust, Easterly will be responsible for managing each Acquiring Fund in accordance with its investment objective(s) and policies. Easterly will also maintain related records for the Acquiring Funds.

A discussion of the Easterly Funds Trust Board’s consideration and approval of the Investment Management Agreements for the Acquiring Funds will be available in the Acquiring Funds’ first report to shareholders.

Comparison of Investment Advisory Arrangements. The services described in the advisory agreement for each Acquiring Fund will be substantially the same as the services described in the advisory agreement for the corresponding Target Fund.

The Investment Advisory Agreements (each, an “Advisory Agreement,” and together, the “Advisory Agreements”) for the Acquiring Funds and the Target Funds are substantially similar except for changes intended to align and harmonize the provisions of these Advisory Agreements across the Acquiring Funds. The key differences between the Advisory Agreements for the Acquiring Funds and the Target Funds include: (1) differences in the standards of care and limitation of liability, whereby the Acquiring Funds’ Advisory Agreements generally prevent adviser liability in the absence of gross negligence, whereas the Target Funds’ Advisory Agreements use a simple negligence standard; and (2) other stylistic and immaterial differences in the duties and expenses as described under each agreement.

Specifically, under the Advisory Agreement for the Target Funds, in the absence of willful misfeasance, bad faith or negligence, under such Agreement on the part of Principal Street, Principal Street shall not be subject to liability in the performance of or the reckless disregard of Principal Street’s duties or obligations under the Advisory Agreement. Whereas under the Advisory Agreements for the Acquiring Funds, Easterly shall not be liable except with respect to a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Easterly in the performance of its duties or from reckless disregard of its obligations and duties under such Agreement. The Advisory Agreements for the Target Funds provide that the adviser will not be liable for any failure or delay in the performance of its obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control.

The Target Fund’s Advisory Agreement provides for indemnification of Principal Street against any loss, liability, claim, damage, or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage, or expense and reasonable counsel fees incurred in connection therewith) arising out of the MPS’ performance or non-performance of any duties under the Advisory Agreement, provided, however, that indemnification will not be paid with respect to any matter to the extent to which the loss, liability, claim, damage, or expense was caused by the Principal Street’s willful misfeasance, bad faith, or negligence in the performance of duties under the Advisory Agreement or reckless disregard of obligations and duties under the Advisory Agreement. The indemnification of the Target Funds by Principal Street mirrors the indemnification obligations of the Target Funds. Similarly, the Advisory Agreements for the Acquiring Funds provide that the Acquiring Funds will indemnify and hold harmless Easterly and other indemnified parties identified therein against all losses, liabilities and other claims incurred arising out of the Funds’ registration statements and other reports, literature, marketing and distribution materials, as well as otherwise in connection with the operation or maintenance of the Funds. Easterly agrees to indemnify and hold harmless the Acquiring Funds and certain other indemnified parties against any loss, liability, claim, damage or expense (including reasonable attorneys’ fees and costs) arising out of any certain misconduct; provided, however, that nothing is deemed to protect the Acquiring Fund against any liability to which the Acquiring Fund would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties under the Advisory Agreements or by reason of the Acquiring Fund’s reckless disregard of its obligations and duties under the Advisory Agreements. Easterly also agrees to indemnify and hold harmless the Acquiring Funds, and other parties identified therein against any and all loss, liability, claim, damage and expense whatsoever, including reasonable attorney’s fees and costs, as incurred, arising out of certain information, provided that no such indemnification shall be provided to for claims arising from certain information which is included in the fund materials after the time Easterly revokes in writing its approval of such information.

With respect to expenses described under each Advisory Agreement, the Advisory Agreements for the Acquiring Funds do not specifically provide that the adviser will be responsible for (i) the Funds’ organizational expenses, (ii) the expenses of printing and distributing extra copies of the Funds’ prospectus, SAI, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders) to the extent such expenses are not covered by any applicable plan adopted pursuant to Rule 12b-1 under the 1940 Act, (iii) the costs of any special meetings of the Easterly Funds Trust’s Board or shareholder meetings convened for the primary benefit of, and requested by, the adviser (other than with respect to a change in control of the adviser, which is included in the Advisory Agreements for the Acquiring Funds) and (iv) any costs of liquidating or reorganizing the Fund (unless such cost is otherwise allocated by the Board).

In addition, the Advisory Agreements for the Acquiring Funds do not specifically provide that Easterly will vote all proxies for securities and exercise all other voting rights with respect to such securities in accordance with written proxy voting policies and procedures. However, the Board of the Easterly Funds Trust for the Acquiring Funds has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to Easterly, which will vote such proxies in accordance with its proxy policies and procedures. The Acquiring Funds’ Registration Statement includes disclosure regarding the delegation of proxy voting responsibilities to Easterly.

The Advisory Agreements for each of the Acquiring Funds and Target Funds both provide that the adviser will place orders to purchase and sell securities and other investments for the Funds, however the Advisory Agreements for the Target Funds contain more detailed provisions regarding operational items related to brokerage and transactions with the Funds’ custodian that are not contained in the Advisory Agreements for the Acquiring Funds. For example, the Advisory Agreements for the Target Funds explicitly provide that the adviser promptly issue settlement instructions to custodians and also give authority to the adviser to instruct the custodian to pay cash or deliver securities and other property for the Funds. In addition, the Advisory Agreements for the Target Funds explicitly authorize the adviser to open and maintain trading accounts in the name of the Funds and to execute institutional customer agreements with brokers. In addition, the Advisory Agreements for the Acquiring Funds do not include a provision prohibiting the adviser from taking any short position in the shares of the Acquiring Funds nor a prohibition on the adviser from borrowing from the Acquiring Funds or pledging or using the Acquiring Funds’ assets in connection with any borrowing not directly for the Acquiring Fund’s benefit. Easterly does not expect these differences to result in any material differences in the services provided by Easterly to the Funds or material changes in the manner in which the Funds are managed.

In addition, the Advisory Agreements for each of the Acquiring Funds and Target Funds permit the adviser to delegate its duties to sub-advisers and to generally oversee and monitor the activities of the sub-advisers. The Advisory Agreements for the Acquiring Funds, however, explicitly include a provision permitting Easterly to recommend to the Board changing one or more sub-advisers if deemed necessary. While Easterly does not intend to delegate any of its duties for the Acquiring Funds to a sub-adviser prior to the closing of the Reorganizations, it may do so in the future. Easterly has obtained an exemptive order (the “Order”) from the SEC pursuant to which Easterly is permitted to operate the Funds under a “manager of managers” structure whereby Easterly can appoint and replace sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval. The use of such “manager of managers” structure is subject to certain conditions that are set forth in the Order and no-action letter guidance issued by the SEC staff. This structure provides the Acquiring Funds with greater flexibility and efficiency by preventing the Funds from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The Advisory Agreement for the Target Funds permits termination of the Agreement by the adviser upon 60 days’ notice to the fund, while the Advisory Agreements for the Acquiring Funds permit termination of the Agreements by Easterly upon 180 days’ notice to the fund.

The Advisory Agreements for the Acquiring Funds also include a provision providing that where the effect of a requirement of the 1940 Act reflected in any provision of the Advisory Agreements is revised by rule, interpretation, or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, interpretation, or order. This provision is intended to permit the Acquiring Funds to take advantage of SEC relief and future SEC relief and rulemaking without having to hold a special shareholder meeting to modify the provision.

The changes are intended to ease the administration of the Advisory Agreements for the Acquiring Funds together with the administration of the other series of the Easterly Funds Trust managed by Easterly and Easterly does not expect these changes to have an impact on the manner in which the Acquiring Funds are managed or on the nature, extent, and quality of services provided by Easterly.

Comparison of Other Service Providers

There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the Target Funds’ service providers. The following table identifies the principal service providers that service the Target Funds and the Acquiring Funds:

	Target Funds	Acquiring Funds
Distributor	Quasar Distributors, LLC	Easterly Securities LLC
Fund Administrator	U.S. Bancorp Fund Services, LLC(1)	Ultimus Fund Solutions, LLC(2)
Fund Accountant	U.S. Bancorp Fund Services, LLC	Ultimus Fund Solutions, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	Ultimus Fund Solutions, LLC
Custodian	U.S. Bank National Association	Brown Brothers Harriman
Compliance Services	U.S. Bancorp Fund Services, LLC	Northern Lights Compliance Services, LLC
Accountant	Cohen & Company, Ltd.	Tait, Weller & Baker, LLP
Fund Counsel	Stradley Ronon Stevens & Young, LLP*	Stradley Ronon Stevens & Young, LLP

(1)	Located at 615 East Michigan Street, Milwaukee, WI 53202.
(2)	Located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

*	K&L Gates LLP is serving as special counsel to the Acquiring Funds for purposes of the Reorganizations.

Comparison of Share Classes and Distribution Arrangements

Each share class of a Target Fund will be reorganized into a specific share class of the corresponding Acquiring Fund as described in the chart below.

Principal Street High Income Municipal Fund A Class Investor Class Institutional Class	Easterly ROCMuni High Income Municipal Bond Fund Class A Investor Class Class I
Principal Street Short Term Municipal Fund Investor Class Institutional Class	Easterly ROCMuni Short Term Municipal Bond Fund Investor Class Class I

The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Target Funds and the Acquiring Funds.

Distribution Arrangements. Quasar Distributors, LLC, located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, acts as the principal underwriter for the Target Funds pursuant to a written agreement on behalf of each Target Fund. Easterly Securities LLC will be the principal underwriter for the Acquiring Funds pursuant to a written agreement on behalf of each of the Acquiring Funds (the “Distribution Agreement”). Easterly Securities LLC, located at 138 Conant Street, Beverly, MA 01915, will provide substantially similar services to the Acquiring Funds that are currently being provided to the Target Funds. The Distribution Agreement will have an initial term of two years, as required by the 1940 Act.

Class Structure. The Target Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Funds that Target Fund shareholders will receive in connection with the Reorganizations are listed in Exhibit A. Each Target Fund and its corresponding Acquiring Fund have similar policies regarding the eligibility requirements, distribution and service fees and sales charges of the Target Funds and Acquiring Funds which are further described in the following sub-sections.

Eligibility and Minimum Investment Requirements for the Funds. Investor Class and A Class shares of the Target Funds and the Acquiring Funds are generally available for purchase by retail investors through authorized dealers. For Class A, Investor Class, and Institutional Class shares of the Principal Street High Income Municipal Fund, the minimum initial investment in the Fund is $25,000, $1,000, and $1,000,000, respectively. For Investor Class and Institutional Class shares of the Principal Street Short Term Municipal Fund, the minimum initial investment in the Fund is $1,000 and $25,000, respectively. For Class A, Investor Class, and Class I shares of the Acquiring Funds, as applicable, the minimum initial investment in the Fund is $2,500, $1,000, and $1,000,000, respectively. The minimum investment amount for subsequent purchases for A Class, Investor Class, and Institutional Class shares of the Target Funds, as applicable, is $1,000, $100, and $1,000, respectively. There is no minimum investment amount for subsequent purchases for the Acquiring Funds.

For Class I shares of the Acquiring Funds, the minimum initial investment in the Fund is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Fund’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000 then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make future purchases of less than $1 million). In addition, the minimum initial investment for Class I shares of the Funds may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs: (iv) certain retirement plans investing directly with the Fund; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Fund. Target Fund shareholders who hold Institutional Class shares will receive Class I shares of the corresponding Acquiring Fund even if such shareholder does not meet the minimum initial investment amount above.

For employees and relatives of Easterly, firms distributing shares of the Easterly Funds Trust, and the Easterly Funds Trust’s service providers and their affiliates, the minimum initial investment in the Easterly Funds Trust is $1,000 with no minimum for any individual Fund. With respect to Class A shares and Investor Class shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations and individual retirement accounts.

For the Acquiring Funds, the minimum subsequent investment in the Easterly Funds Trust is $100, except for employee benefit plans, mutual fund platform programs, supermarket programs, associations and individual retirement accounts, which have no minimum subsequent investment requirements. There is no minimum subsequent investment for a Fund. For the Acquiring Funds, investment minimums may be waived by Easterly. For the Target Funds, investment minimums may also be reduced or waived by Principal Street in its discretion.

Additional information about the eligibility requirements to purchase the Target Funds’ share classes and the respective Acquiring Funds’ share classes is available in their respective prospectuses and SAIs. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the Target Funds’ prospectus. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Plans and Service Plans of the Funds. Each of the Target Funds and Acquiring Funds has adopted a substantially similar Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan”) with respect to the sale and distribution of A Class shares and Investor shares of the Target Fund or Acquiring Fund, as applicable. Each Plan provides that each Target Fund or Acquiring Fund, as applicable, will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for A Class shares of the Principal Street High Income Municipal Fund and Easterly ROCMuni High Income Municipal Bond Fund, 0.50% for Investor Class shares of the Principal Street High Income Municipal Fund and Easterly ROCMuni High Income Municipal Bond Fund, and 0.25% for Investor Class shares of the Principal Street Short Term Municipal Fund and Easterly ROCMuni Short Term Municipal Bond Fund. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to Easterly, or to other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Target Fund or Acquiring Fund, as applicable, as an expense in the year it is accrued. Because the fee is paid out of the assets of the Target Fund or Acquiring Fund, as applicable, on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under a Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the shares of Target Fund or Acquiring Fund, as applicable, to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Institutional Class shares of the Target Funds and Class I shares of the Acquiring Funds are not subject to a service plan or distribution and service plan.

Initial Sales Charge, Reductions and Waivers of the Target Funds and the Acquiring Funds

Initial Sales Charges. You can buy A Class shares of the Principal Street High Income Municipal Fund and Easterly ROCMuni High Income Municipal Bond Fund at the offering price, which is the NAV plus, in most cases, an initial sales charge. Although A Class shares may be purchased without an initial sales charge for purchases of a certain amount, as disclosed below, the investment may be subject to a CDSC, as disclosed below, on certain redemptions made within 18-months of purchase.

The following tables shows the initial sales charge schedules of the Principal Street High Income Municipal Fund and the Easterly ROCMuni High Income Municipal Bond Fund. You will not pay an initial sales charge and you will not be charged a CDSC for Class A shares on Easterly ROCMuni High Income Municipal Bond Fund shares that you receive in connection with the Reorganizations. However, the Easterly ROCMuni High Income Municipal Bond Fund initial sales charges will apply to any Class A shares of an the Easterly ROCMuni High Income Municipal Bond Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

Principal Street High Income Municipal Fund- A Class Shares

Amount of Purchase	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Dealer Reallowance as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.25%
$100,000 but less than $250,000	1.75%	1.78%	1.75%
$250,000 but less than $500,000	1.25%	1.27%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more[1,2]	None[1]	None	None

1.	A maximum CDSC of 1.00% will be imposed on redemptions of these shares (exclusive of shares purchased with reinvested dividends and/or distributions) within the first 18 months after the initial sale.
2.	Principal Street intends to pay a commission to financial advisers who place an order for a single purchaser based on CDSC and dealer reallowance rates as follows: for purchases of (a) $1 million to $3 million, the CDSC will be calculated at 1.00% for shares redeemed less than 12 months, 0.50% for shares redeemed within at least 12 months and up to 15 months, and 0.25% for shares redeemed more than 15 months and up to 18 months; (b) greater than $3 million to $50 million, the CDSC will be calculated at 0.50% for shares redeemed less than 12 months, 0.25% for shares redeemed within at least 12 months and up to 15 months, and 0.12% for shares redeemed more than 15 months and up to 18 months; and (c) greater than $50 million, the CDSC will be calculated at 0.25% for shares redeemed less than 12 months, 0.12% for shares redeemed within at least 12 months and up to 15 months, and 0.06% for shares redeemed more than 15 months and up to 18 months.

Easterly ROCMuni High Income Municipal Bond Fund-Class A Shares

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Dealer Reallowance as a Percentage of Offering Price[2]
Less than $50,000	2.00%	2.04%	1.75%
$50,000 but less than $100,000	1.75%	1.78%	1.50%
$100,000 but less than $250,000	1.50%	1.52%	1.30%
$250,000 or more[3,4]	None[4]	None[4]	None[4]

1.	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2.	At the discretion of the Easterly Funds Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3.	Class A shares that are purchased at NAV in amounts of $250,000 or more may be assessed a 1.00% CDSC, if they are redeemed within 18 months from the date of purchase.
4.	Easterly may pay certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $250,000 to $3 million, Easterly will pay 0.75%, plus 0.50% on any amounts over $3 million up to $5 million, and 0.25% on any amounts over $5 million.

Reductions or Waivers of Initial Sales Charges. The Principal Street High Income Municipal Fund and corresponding Acquiring Fund both offer reductions and waivers of the initial sales charge on A Class shares to certain eligible investors or under certain circumstances, which are similar between the Target Fund and the Acquiring Fund. The prospectus of the Target Funds that you own includes information on purchasing A Class shares of your Target Funds with a reduced initial sales charge or without an initial sales charge. The respective enclosed Acquiring Funds’ prospectus includes information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the Target Funds which you own. Please also see the Acquiring Funds’ SAIs for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquiring Funds’ SAIs. Investor Class shares and Institutional Class shares of the Target Funds and Investor Class shares and Class I shares of the Acquiring Funds are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs), Reductions and Waivers.

For purchases of $1 million or more of A Class shares of the Principal Street High Income Municipal Fund, a CDSC of up to 1.00% may be imposed on certain redemptions made within 18 months of their purchase. The CDSC is assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption. No CDSC is imposed on increases in NAV above the initial purchase price or Fund shares acquired as reinvested Fund distributions. For purchases of $250,000 or more Class A shares of the Easterly ROCMuni High Income Municipal Bond Fund, a 1.00% CDSC may be imposed on certain redemptions made within the first 18 months of their purchase. The CDSC is based upon the investor’s original purchase price. No CDSC is imposed on (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current NAV of shares purchased more than one year prior to the redemption; and (iii) the current NAV of shares purchased through reinvestment of dividends or distributions. For both the Target Fund and Acquiring Fund, the CDSC may be reduced or waived in certain instances. The prospectus of the Target Funds that you own includes information on purchases of A Class shares of your Target Funds which may qualify for a CDSC waiver. The respective enclosed Acquiring Funds’ prospectus includes information on the CDSC waivers offered by the Acquiring Funds that correspond to the Target Funds which you own. Investor Class shares and Institutional Class shares of the Target Funds and Investor Class shares and Class I shares of the Acquiring Funds are not subject to a CDSC.

Comparison of Purchase and Redemption Procedures

Purchase Procedures. The purchase procedures employed by the Target Funds and Acquiring Funds are similar. Purchase of shares of the Target Funds or the Acquiring Funds must be made through a financial intermediary having a sales agreement with the Fund’s Distributor, or through a broker or intermediary designated by that financial intermediary, or directly through the Transfer Agent. Shares of the Target Funds and the Acquiring Funds are available to participants in consulting programs and to other investors and to investment advisory services. The purchase price of each share of the Target Funds and the Acquiring Funds is the offering price which is the NAV calculated after the fund, transfer agent or authorized intermediary receives the order, plus any initial sales charge that applies. Shareholders of the Target Funds and Acquiring Funds may make additional purchases by mail, wire, or telephone. Both the Target Funds and Acquiring Funds reserve the right to reject or cancel a purchase order for any reason.

Additional information regarding the purchase procedures of the Target Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Redemption Procedures. The redemption procedures employed by the Target Funds and the Acquiring Funds are substantially similar. Shareholders of the Target Funds and the Acquiring Funds may redeem shares by writing a letter, by wire, by telephone, or through a financial intermediary. The Target Funds and Acquiring Funds typically make payment for shares redeemed in proper form within seven days. The Target Funds and Acquiring Funds can make redemptions by check or by wire transfer. Both the Target Funds and Acquiring Funds also reserve the right to redeem shares in-kind. The Target Funds and the Acquiring Funds typically use holdings of cash or cash equivalents, or sell portfolio securities to meet redemption requests.

Both the Target Funds and Acquiring Funds reserve the right to redeem shares for an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the fund’s NAV, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Fund holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

Redemption Fees. The Target Funds and Acquiring Funds do not charge redemption fees. Each Target Fund and Acquiring Fund that offers Class A shares charge CDSCs for certain share classes under certain circumstances. As discussed above, certain purchases of A Class shares of the Principal Street High Income Municipal Fund and Easterly ROCMuni High Income Municipal Bond Fund, with few exceptions, may be subject to a 1.00% CDSC if they are redeemed within an 18-month holding period measured from the date of purchase.

Additional information relating to redemption fees of the Target Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of a Target Fund’s prospectus.

Comparison of Exchange Privileges

Shares of a Target Fund may be exchanged without payment of any exchange fee for shares of another Target Fund of the same Class at their respective NAVs. Similarly, shares of an Acquiring Fund may be exchanged without payment of any exchange fee for shares of another Fund of the Easterly Funds Trust of the same Class at their respective NAVs.

For the Acquiring Funds, there are special considerations when you exchange fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from a fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which fund shares being acquired may be legally sold.

For the Target Funds and the Acquiring Funds, any exchange request may be rejected and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

For both the Target Funds and the Acquiring Funds, with regard to redemptions and exchanges made by telephone, the applicable Distributor and Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If their lines are busy or a shareholder is otherwise unable to reach them by phone, the shareholder may wish to ask their investment representative for assistance or send the Distributor or Transfer Agent written instructions, as described elsewhere in this Joint Proxy Statement/Prospectus. For a shareholder’s protection, the Distributor or Transfer Agent may delay a transaction or not implement one they we are not reasonably satisfied that the instructions are genuine. If this occurs, the Distributor and Transfer Agent will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Target Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each Target Fund and its corresponding Acquiring Fund may declare and pay dividends from net investment income, if any, monthly and capital gains distributions, if any, at least annually. The Target Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. Shareholders of the Target Funds and Acquiring Funds may elect to automatically reinvest all distributions or receive distributions in the form of cash or check. The amount of dividends and distributions will vary, and there is no guarantee that the Target Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution. Additional information regarding the dividend and distribution policies of the Target Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of such prospectuses.

Fiscal Years. Each Acquiring Fund has the same fiscal year as its corresponding Target Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of year as the Target Funds delivered this information. Fiscal year ends may change after closing in compliance with applicable laws.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each Target Fund is a series of a Delaware statutory trust. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below.

The following is a discussion of certain important provisions of the governing instruments and governing laws of each Target Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each fund’s governance structure is contained in the fund’s SAI and its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both a Target Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both a Target Fund and the corresponding Acquiring Fund represents an equal interest in such Portfolio. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in-kind or in additional Fund shares. In any liquidation of a Target Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Portfolio, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law. The Target Funds are organized as series of a Delaware statutory trust (“DST”) pursuant to the Delaware Statutory Trust Act (“DSTA”). The Acquiring Funds are also series of a trust organized as a DST. Each Target Fund and Acquiring Fund organized as a series of a DST is governed by its Agreement and Declaration of Trust (a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board.

Each Target Fund and Acquiring Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the Target Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the DSTA or their respective Declaration of Trust or By-Laws unless required by applicable federal law. The Easterly Funds Trust’s By-Laws provide that shareholders are not entitled to call special meetings, unless required by federal law and then upon the request of shareholders owning at least the percentage of the total combined votes of all shares issued and outstanding as required by federal law and provided that the shareholders requesting such meeting have paid to the Easterly Funds Trust the reasonably estimated cost of preparing and mailing the notice thereof. MPS’s Declaration of Trust provides that special meetings may be called by shareholders holding in the aggregate at least 10% of the shares then outstanding upon written request specifying the purpose or purposes for which such meeting is to be called.

Submission of Shareholder Proposals and Nominations. MPS has no provisions in its governing instruments specific to the submission of shareholder proposals and nominations. The Easterly Funds Trust’s By-Laws require that certain conditions be met to present any shareholder proposals or nominations at a meeting of shareholders, including timely notice by a shareholder in accordance with the governing instruments. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board of the Easterly Funds Trust determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Easterly Funds Trust no later than the 90th day, nor earlier than the 120th day prior to such special meeting or, in certain circumstances, no later than the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Quorum. The Easterly Funds Trust’s By-Laws provide that a quorum exists if shareholders of one-third of the outstanding shares entitled to vote are present at the meeting in person or by proxy except as otherwise provided by applicable law or the Declaration of Trust. MPS’s Declaration of Trust provides that one-third of the shares outstanding and entitled to vote constitutes a quorum at shareholder meetings unless a larger quorum is required by the 1940 Act, the By-Laws or the Declaration of Trust.

Record Dates and Adjournments. The Trustees of each Trust may set a record date not more than 90 days prior to the date of any meeting of shareholders; however, the record date may also not be less than 10 days for the Acquiring Funds nor less than 7 days for the Target Funds before the original date on which the meeting of shareholders is scheduled. A meeting of the Acquiring Funds may not be adjourned more than 120 days after the original record date without giving shareholders notice of the adjournment and the new meeting date. MPS’s By-Laws state that any meeting may not be adjourned more than 90 days from the date set for the original meeting without setting a new record date and giving notice to each shareholder of record entitled to vote at the adjourned meeting.

Number of Votes. The Target Funds and the Acquiring Funds entitle each whole share to one vote as to any matter on which it is entitled to vote and each fractional share to a proportionate fractional vote. The Easterly Funds Trust’s Declaration of Trust also provide that shareholders of the Acquiring Funds are not entitled to cumulative voting. MPS’s Declaration of Trust provides that there shall be no cumulative voting in the election of Trustees.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees (above a minimum threshold), the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.

Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. Target Fund shareholders have a power to vote only (i) for the election or removal of Trustees and (ii) with respect to such additional matters relating to the MPS as may be required by the Declaration of Trust, the By-Laws or any registration of MPS with the SEC (or any successor agency), or (iii) as the Trustees may consider necessary or desirable. Similarly, the shareholders of the Acquiring Funds have the power to vote only (i) for the election or removal of Trustees, (ii) with respect to such additional matters relating to the Easterly Funds Trust as may be required by federal law including the 1940 Act, or any registration statement and (iii) as the Trustees may otherwise consider necessary or desirable in their sole discretion. For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.

Election and Removal of Trustees. For the Acquiring Funds, shareholders are not entitled to elect Trustees except as required by the 1940 Act, or as otherwise considered necessary or desirable by the Trustees. The shareholders of the Target Funds are entitled to elect and remove Trustees. For the Target Funds and Acquiring Funds such election requires a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the Target Funds, a meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of Shareholders owning 10% or more of the Shares of the series of MPS in the aggregate.

For the Target Funds, any trustee may be removed with or without cause: (i) by action of a majority of the then acting Trustees at a duly constituted meeting; or (ii) at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the series of MPS. For the Acquiring Funds, any Trustee may be removed with or without cause at any time: (i) by written instrument, signed by at least two-thirds of the number of Trustees in office immediately prior to such removal; or (ii) by vote of shareholders holding not less than two-thirds of the shares then outstanding.

Amendment of Governing Instruments. For the Target Funds, shareholder approval is required to adopt any amendments to the MPS’ Declaration of Trust which would adversely affect to a material degree the voting rights and liquidation preferences of the shares of any series (or class) or as otherwise required by the 1940 Act. For the Acquiring Funds, shareholders have the right to vote on amendments to the Declaration of Trust that may reduce the indemnification provided to shareholders or former shareholders, which requires an affirmative vote of at least two-thirds of the outstanding shares entitled to vote. The By-Laws of each Trust may be amended without shareholder vote.

Mergers, Reorganizations and Liquidations; Termination of Trust. The Easterly Funds Trust’s Declaration of Trust provides that in all respects not governed by statute or applicable law, the Trustees have the power to prescribe the procedures necessary to accomplish any merger, consolidation, liquidation or other reorganization of an Acquiring Fund, and the Easterly Funds Trust may be dissolved at any time by the Trustees (without shareholder approval). MPS’s Declaration of Trust contains similar provisions.

Liability of Shareholders. Consistent with the DSTA, the Declarations for MPS and the Easterly Funds Trust generally provide that shareholders will not be subject to personal liability for the obligations of the Funds. There is a remote possibility, however, that, under certain circumstances, shareholders of a DST may be held personally liable for that trust’s obligations to the extent that the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declarations for MPS and Easterly Funds Trust also provide for indemnification out of assets belonging to the Fund (or allocable to the applicable class, as defined in the applicable Declaration of Trust) for all loss and expense of any shareholder held personally liable for the obligations of the Fund or such class. Therefore, the risk of any shareholder incurring financial loss beyond their investment due to shareholder liability is limited to circumstances in which the Fund or the applicable class of the Fund is unable to meet its obligations and the express limitation of shareholder liabilities is determined by a court of competent jurisdiction not to be effective.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for all of the Funds generally provide that no Trustee or officer of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (“Disqualifying Conduct”).

Indemnification. The Declarations of Trust of the Easterly Funds Trust and MPS each provide that every Trustee, officer, employee or agent of the Easterly Funds Trust or MPS, as applicable, (“Covered Person”) shall be indemnified by the Easterly Funds Trust or MPS, as applicable, to the fullest extent permitted by applicable laws. No Covered Person, however, shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Derivative Suits. The Easterly Funds Trust’s Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to an Acquiring Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Easterly Funds Trust’s Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Easterly Funds Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Easterly Funds Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Easterly Funds Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process. MPS’s Declaration of Trust contains similar provisions related to derivative actions.

Third-Party Beneficiaries. The Easterly Funds Trust’s Declaration of Trust makes clear that ownership of shares does not make the shareholders third-party beneficiaries of any contract entered into by the Easterly Funds Trust. This provision is intended to memorialize the intent that shareholders not be third-party beneficiaries of the investment management agreements or other contracts entered into by the Acquiring Funds, which is consistent with existing practices common in the mutual fund industry, and is intended to mitigate the risk of novel legal theories being used to initiate frivolous lawsuits. MPS’s governing documents do not include similar provisions.

Jurisdiction and Waiver of Jury Trial. The Easterly Funds Trust’s Declaration of Trust requires that actions by shareholders against an Acquiring Fund be brought only in a certain federal court in New York, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware, as required by applicable law, or the Superior Court of the State of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. The forum selection provisions in the Easterly Funds Trust’s Declaration of Trust can benefit the Acquiring Funds and their shareholders by reducing the cost and disruption of multi-forum litigation (i.e., litigation brought by shareholders simultaneously in different forums that challenge the same action) and limiting the ability of lawyers to engage in forum shopping. Such forum selection provisions also are intended to permit the Acquiring Funds and their shareholders to benefit from the special expertise and long history of Delaware courts in dealing with declarations of trust governing the affairs of entities organized as DSTs, such as the Acquiring Funds. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the Easterly Funds Trust’s Declaration of Trust. MPS’s governing documents do not contain provisions related to jurisdiction or waiver of jury trial.

Inspection of Records. The Easterly Funds Trust’s Declaration of Trust provides that no shareholder has the right to inspect records, except as required by the 1940 Act and establishes procedures with respect to such inspections. MPS’s Declaration of Trust provides that the Declaration of Trust is open for inspection and the By-Laws provide that the By-Laws are open for inspection and the minutes and accounting books and records are open to inspection upon the written demand of any shareholder at any reasonable time during usual business hours for a purpose reasonably related to the holder’s interests as a shareholder.

Terms of the Reorganizations

The terms and conditions under which each Reorganization may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Target Fund approve the Reorganization Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Reorganization Agreement) of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities (as defined in the Reorganization Agreement) of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the closing time (as defined in the Reorganization Agreement) or as soon as practicable thereafter of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV equal to the value of the assets of the Target Fund so transferred, all determined and adjusted as provided in the Reorganization Agreement. Immediately following these steps, each Target Fund shareholder will hold shares of the corresponding Acquiring Fund and will no longer hold shares of the Target Fund. The value of a shareholder’s account with an Acquiring Fund immediately after the Reorganization will be the same as the value of a shareholder’s account with the Target Fund immediately prior to the Reorganization. Following the consummation of the Reorganizations, the Target Funds will, as promptly as practicable, liquidate and dissolve as permitted by their governing instruments and applicable law.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Target Funds are described in Exhibit A.

Each Target Fund and Acquiring Fund has made representations and warranties in the form of Reorganization Agreement attached as Exhibit D that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Reorganization Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Reorganization Agreement by disclosures that were made in connection with the negotiation of the Reorganization Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Reorganization Agreement or such other dates as may be specified in the Reorganization Agreement.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Reorganization Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”). The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of the Target Fund’s NAV on the Closing Date of that Reorganization, unless otherwise agreed to by the parties. The valuation of a Target Fund’s assets shall be the value of such assets computed as of immediately after the close of regular trading on the New York Stock Exchange, which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the MPS Board. The valuation procedures for the Easterly Funds Trust are substantially similar to the valuation procedures for MPS.

The Closing of one particular Reorganization is conditioned upon the Closing of the other Reorganization. As a result, the Reorganizations will likely not close at different times. In addition, the parties may choose to delay the Closing of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain Target Funds may be unable to be transferred to the corresponding Acquiring Fund due to applicable law or because the transfer of such investments would result in material operational or administrative difficulties to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s assets to the Acquiring Fund. If this occurs, Easterly may use commercially reasonable efforts to cause the Target Fund to dispose, prior to the Closing Date, of assets that the Acquiring Fund has advised Easterly that the Acquiring Fund would not be permitted to hold. In the unlikely event alternate investment approaches are unavailable, an affected fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs. Repositioning costs in connection with a Reorganization are expected to be immaterial.

For a description of the vote required to approve the Reorganization Agreement, see the “Vote Necessary to Approve the Reorganization Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as is reasonably practicable after the Closing, a Target Fund will distribute to its shareholders of record the shares of the Acquiring Fund of the corresponding class received by the Target Fund, on a pro rata basis within that class, and the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law, and the Target Fund will, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its governing instruments and applicable law.

The obligations of each Acquiring Fund and Target Fund are subject to other conditions, including the following conditions:

●	The Reorganization Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of MPS’s governing documents, applicable law of the State of Delaware, and the 1940 Act;

●	The Reorganization Agreement and transactions contemplated herein shall have been approved by the board of trustees of MPS and the board of trustees of Easterly Funds Trust;

●	On the Closing Date, no action, suit or other proceeding shall be pending or, to MPS’s or the Easterly Funds Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization Agreement or the transactions contemplated therein;

●	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party may for itself waive any of such conditions;

●	The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

●	MPS (on behalf of each Target Fund) and the Easterly Funds Trust (on behalf of each Acquiring Fund) shall have received on or before the Closing Date a legal opinion that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code;

●	The Acquiring Fund’s investment advisory agreement with Easterly will have been properly approved by the and the board of trustees of the Easterly Funds Trust pursuant to Section 15(c) of the 1940 Act; and

●	All of the transactions contemplated by the Reorganization Agreement have been consummated.

The Reorganization Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties; by either party if the Closing does not occur on or before December 31 , 2024; unless such date is extended by mutual agreement of the parties; or by any party if one or more of the parties shall have materially breached its obligations under the Reorganization Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Reorganization Agreement unable to be satisfied, as applicable. The Reorganization Agreement may be amended, modified, or supplemented in a writing signed by the parties to the Reorganization Agreement.

Federal Income Tax Consequences

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan. It is expected that neither shareholders, nor the Target Funds, will recognize gain or loss as a direct result of a Reorganization.

Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368(a)(1) of the Code for federal income tax purposes. As a condition to consummation of the Reorganizations, K&L Gates, LLP, counsel to the Acquiring Funds, will deliver an opinion (“Tax Opinion”) to the Funds to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with the Reorganization Agreement, for federal income tax purposes:

(i) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Reorganization Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the issuance of the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Reorganization Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares (including any fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund (including any fractional shares to which they may be entitled) will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund (including any fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will be treated just as the Target Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Target Fund’s taxable year, the Target Fund’s tax attributes enumerated in Section 381(c) will be taken into account by the Acquiring Fund as if there had been no Reorganization, and the part of the Target Fund’s last taxable year that began before the Reorganization will be included in the Acquiring Fund’s first taxable year that ends after the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

If a Reorganization were to end the tax year of a Target Fund (which is not the intended or expected plan as of the date of this Joint Proxy Statement/Prospectus), it would accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, such a Target Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

General Limitation on Losses. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Target Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Target Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains.

If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has no assets, there will be no change of ownership of the corresponding Target Fund as a result of the Reorganizations. Thus, a reorganization of a Target Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to a Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Accounting Treatment

The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding Target Fund will be the same as the book cost basis of such assets to the Target Fund. The Acquiring Funds will continue the accounting records of the Target Funds and, as a result, the accounting books and records of the Target Funds will become the accounting books and records of the Acquiring Funds.

Board Considerations

The MPS Board considered the proposed Reorganizations and the Reorganization Agreement associated therewith at board meetings held on May 21–22, 2024 and June 3, 2024. At the meetings, the MPS Board reviewed and considered various requested due diligence information provided by Principal Street and Easterly relating to the Reorganizations, and considered, among other things, the factors discussed below, in light of their fiduciary duties under federal and state law. After careful consideration, the MPS Board, including all trustees who are not “interested persons” under the 1940 Act of MPS, with the advice and assistance of counsel, determined that the Reorganization Agreement would be in the best interests of each Target Fund and its shareholders, and that such shareholders’ interests would not be diluted as a result of the Reorganizations. The MPS Board approved the Reorganization Agreement relating to the Reorganizations and recommends that the shareholders of each Target Fund vote in favor of the Reorganization Agreement relating to the Reorganization of the corresponding Target Fund.

In determining whether to approve the Reorganization Agreement and to recommend approval of the Reorganization Agreement to shareholders of each Target Fund, the MPS Board considered the following, among other things and in no order of priority:

●	Continuity of Investment Objectives, Principal Investment Strategies and Principal Risks. The Acquiring Funds are each newly organized series created solely for purposes of the Reorganization, which should allow for a smooth transition for shareholders of the Target Funds if the proposed Reorganization is approved by shareholders of the Target Funds. Each Target Fund has identical investment objectives and substantially similar principal investment strategies and principal risks as the corresponding Acquiring Fund. The mirror-like nature of the Acquiring Funds and Target Funds will allow Target Fund shareholders to maintain continuity in their investment selection.

●	Continuity of Portfolio Management. Each Target Fund will be reorganizing into a corresponding Acquiring Fund managed by the same portfolio management team as the Target Fund. The current portfolio managers of the Target Funds will be lifted out from Principal Street and become affiliated with Easterly. Therefore, shareholders will enjoy continuity of portfolio management,

●	Tax-Free Reorganization. The Reorganization will enable Target Fund shareholders to exchange their investment for an investment in the corresponding Acquiring Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Target Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax exempt). Similarly, if a Target Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Target Fund’s shareholder (other than tax-exempt shareholders). After the Reorganization, shareholders may redeem any or all of their Acquiring Fund shares at NAV (subject to any applicable CDSC, as with a redemption of their Target Fund shares) at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss.

●	Similar Annual Fund Operating Expenses and Three-Year Expense Cap. The projected gross expenses of each Acquiring Fund is lower than the historical gross expenses of its corresponding Target Fund, and Easterly has further agreed to a three-year contractual expense limitation agreement under which Easterly would will waive advisory fees and/or pay Fund expenses in order to ensure that the net expense ratio of each Acquiring Fund is no higher than their current expense caps for three years following the Reorganizations.

●	Reorganization Expenses Not Borne by the Funds. The cost of the Reorganization, which include preparation, printing and mailing of proxy materials, solicitation of shareholder votes, legal expenses and preparation of board materials and special board meetings, will not be borne by the Funds. Instead, the costs of the Reorganizations will be borne by Principal Street, Easterly or their affiliates.

●	No Shareholder Dilution. The Reorganizations will take place based on the respective net asset values of the Target Funds and Acquiring Funds and therefore will not dilute the interests of the shareholders.

●	Easterly Funds Complex. Following due diligence, the MPS Board was satisfied that Easterly and its affiliates would deliver high quality services to the Acquiring Funds and the shareholders in areas such as fund operations, compliance, valuation and overall management of the funds and service providers. The MPS Board was also satisfied that the Easterly Funds Board would provide proper governance and oversight, and that the Easterly Funds service providers would deliver high quality services.

●	Institutional Focus. Easterly and Principal Street believe that the Target Funds and their shareholders will benefit from having the funds in a stand-alone trust dedicated solely to the Easterly Funds family, of which the Target Funds will become a part. Easterly and Principal Street also believe that aligning the Fund under the Easterly brand has the potential to make the Funds more visible in the marketplace and that the Target Funds will benefit from the sales and marketing expertise of Easterly and Easterly Securities LLC, an affiliate of Easterly. The MPS Board anticipated that these changes could create greater distribution opportunities that could allow for greater growth in assets that lead to economies of scale which could lower fees and expenses.

●	Compatibility of Share Classes. Each Target Fund’s share classes will be mapped to comparable classes of the corresponding Acquiring Fund and the impact of the Reorganizations on the rights and privileges of the shareholders of each class of the Target Funds as compared to those they will be subject to as shareholders of the corresponding class of the Acquiring Fund was not material.

In considering the approval of the Reorganization Agreement, the MPS Board did not identify any factor as all-important or all-controlling, but instead considered these factors collectively in light of MPS’ surrounding circumstances.

After considering all of the above factors and based on its operations and evaluation of the information provided to it, the MPS Board concluded that the approval of the Reorganization Agreement was in the best interest of each Target Fund and its shareholders. The Board also concluded that the interest of existing shareholders of neither Target Fund would be diluted as a result of the Reorganization.

Based on the foregoing, the MPS Board approved the Reorganization Agreement relating to the Reorganizations and recommends that the shareholders of each Target Fund vote “FOR” the approval of the Reorganization Agreement relating to the Reorganization of the corresponding Target Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND TARGET FUNDS

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Funds’ prospectus, which has been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Management of the Funds” for more information about the management of the Acquiring Funds; (ii) see “Dividends and Distributions” for more information about the Acquiring Funds’ policy with respect to dividends and distributions; and (iii) see “Pricing of Fund Shares” and “Tax Consequences” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Funds, tax consequences to shareholders of various transactions in shares of the Acquiring Funds, and distribution arrangements of the Acquiring Funds.

For more information with respect to each Target Fund concerning the following topics, please refer to the following sections of the Target Funds’ prospectus, which have been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Management of the Fund” for more information about the management of the Target Funds; (ii) see “Shareholder Information” for more information about the pricing of shares of the Target Funds; (iii) see “Tax Consequences” and “Dividends and Distributions” for more information about tax consequences to shareholders of various transactions in shares of the Target Funds and for more information about the Target Fund’s policy with respect to dividends and distributions; and (iv) see “Financial Highlights” for more information about the Target Fund’s financial performance. See also Exhibit E - Financial Highlights Tables.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the MPS Board is soliciting your proxy to vote at the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing at the Meeting, however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about September 6 , 2024 to all shareholders entitled to vote at the Meeting. Shareholders of record of the Target Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds on June 28 , 2024 can be found at Exhibit F. Each shareholder is entitled to one vote for each whole share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing to the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing 33⅓% or more of the shares of a Target Fund entitled to vote on the Record Date are present at the Meeting in person or by proxy (except when a larger quorum is required by applicable law).

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed proposal. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposals described in this Joint Proxy Statement/Prospectus are considered “non-routine” for purposes of determining broker-non-votes.

It is the Target Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the proposal at the Meeting, there will not be any “broker non-votes” at the Meeting.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, regardless of whether a quorum is present. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

It is not anticipated that any matters other than the approval of the Reorganizations will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the persons named as proxies will vote those proxies that they are entitled to vote in accordance with their best judgment.

Vote Necessary to Approve the Proposal

The MPS Board has unanimously approved the Proposal, subject to shareholder approval. For each Target Fund, shareholder approval of the Proposal requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against the Proposal because approval of the Proposal requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the applicable Target Fund.

Proxy Solicitation

Proxies are expected to be solicited principally by the mailing of this Joint Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Target Funds. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

The cost of the Meeting, including the costs of preparing and mailing of the notice, Joint Proxy Statement/Prospectus, and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by Easterly, Principal Street and/or their affiliates. Neither the Target Funds and their shareholders nor the Acquiring Funds, will bear any costs or expenses, directly or indirectly, related to the solicitation of proxies, regardless of whether a Reorganization is consummated. The Target Funds have engaged Morrow Sodali Fund Solutions LLC, a professional proxy solicitor for inquiries, to provide shareholder meeting services, including the distribution of this Joint Proxy Statement/Prospectus and related materials to shareholders as well as assisting the Target Funds in soliciting proxies for the Meeting at an approximate cost of $10,000-20,000.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and NAV per share. This information is generally referred to as the “capitalization” of a fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund. The following tables are as of June 17, 2024 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Target Fund share purchase, redemption, and market activity.

Each Target Fund will be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, will adopt the accounting and performance history of its corresponding Target Fund.

CAPITALIZATION TABLES

	Principal Street High Income Municipal Fund (Target Fund)	Easterly ROCMuni High Income Municipal Bond Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Easterly ROCMuni High Income Municipal Bond Fund
Net Assets:
A Class(3)	$13,791,546.13	$-	$-	N/A
Class A	N/A			$13,791,546.13
Investor Class	$47,045,704.31	-	-	$47,045,704.31
Institutional Class(4)	$263,422,919.37	-	-	N/A
Class I	N/A	-	-	$263,422,919.37

Net Value Per Share:
A Class(3)	$7.34	$-	$-	N/A
Class A	N/A			$7.34
Investor Class	$7.41	-	-	$7.41
Institutional Class(4)	$7.37	-	-	N/A
Class I	N/A	-	-	$7.37

Shares Outstanding:
A Class(3)	1,879,551.489	-	-	N/A
Class A	N/A			1,879,551.489
Investor Class	6,352,003.553	-	-	6,352,003.553
Institutional Class(4)	35,749,699.837	-	-	N/A
Class I	N/A	-	-	35,749,699.837

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Fund in connection with the Reorganization. Easterly, Principal Street and/or their affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Fund A Class shares will receive Class A shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Target Fund Institutional Class shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.

	Principal Street Short Term Municipal Fund (Target Fund)	Easterly ROCMuni Short Term Municipal Bond Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Easterly ROCMuni Short Term Municipal Bond Fund
Net Assets:
Investor Class	$6,710,563.54	-	-	$6,710,563.54
Institutional Class(3)	$45,270,854.20	-	-	N/A
Class I	N/A	-	-	$45,270,854.20

Net Value Per Share:
Investor Class	$4.23	-	-	$4.23
Institutional Class(3)	$4.24	-	-	N/A
Class I	N/A	-	-	$4.24

Shares Outstanding:
Investor Class	1,586,644.459	-	-	1,586,644.459
Institutional Class(3)	10,689,263.733	-	-	N/A
Class I	N/A	-	-	10,689,263.733

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Fund in connection with the Reorganization. Easterly, Principal Street and/or their affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Fund Institutional Class shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of June 28 , 2024, to the knowledge of each Target Fund, owned 5% or more of the outstanding shares of a class of such Target Fund can be found at Exhibit G.

Each Acquiring Fund is a newly-formed shell fund created to acquire the assets and assume the liabilities of the corresponding Target Fund and, as of the date of this Joint Proxy Statement/Prospectus, each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Target Funds by the Trustees and executive officers of the Target Funds can be found at Exhibit G.

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at NAV subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at NAV subject to applicable CDSCs and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

The Target Funds are not required to, and do not, hold annual shareholder meetings. Nonetheless, the MPS Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by MPS’s governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law – Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Target Funds only, annual and semi-annual reports filed by such Target Funds, as such documents have been filed with the SEC pursuant to the requirements of the Securities Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Target Fund’s registration statement, which contains the Target Fund’s prospectus and related SAI, is set forth on Exhibit A. Such Target Fund prospectus is incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Funds’ prospectus and related SAI, is set forth on Exhibit A.

Each Acquiring Fund and each Target Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

EXHIBIT A

TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

TARGET FUNDS (File No. 333-172080)	CORRESPONDING ACQUIRING FUNDS (File No. 333-249652)

Principal Street High Income Municipal Fund

A Class reorganizing into acquiring fund Class A

Investor Class reorganizing into acquiring fund Investor Class

Institutional Class reorganizing into acquiring fund Class I

Easterly ROCMuni High Income Municipal Bond Fund Class A Investor Class Class I
Principal Street Short Term Municipal Fund Investor Class reorganizing into acquiring fund Investor Class Institutional Class reorganizing into acquiring fund Class I	Easterly ROCMuni Short Term Municipal Bond Fund Investor Class Class I

A-1

EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT PROXY STATEMENT/PROSPECTUS

1.	Prospectus dated December 29, 2023 for Managed Portfolio Series with respect to Class A, Investor Class, and Institutional Class shares of the Principal Street High Income Municipal Fund and Investor Class and Institutional Class shares of the Principal Street Short Term Municipal Fund (filed via EDGAR on December 28, 2023, Accession No. 0000894189-23-009390)

2.	Prospectus dated August 29, 2024 for Easterly Funds Trust with respect to each Acquiring Fund (filed via EDGAR on August 29, 2024, Accession No. 0001580642-24-004981).

B-1

EXHIBIT C

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Target Fund	Target Funds’ Fundamental Investment Restriction	Acquiring Funds’ Fundamental Investment Restriction
Diversification
Principal Street High Income Municipal Fund & Easterly ROCMuni High Income Municipal Bond Fund	The Fund, with respect to 75% of the Fund’s total assets, may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.	The Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities, if, as a result, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer.
The Fund may not, with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.
Principal Street Short Term Municipal Fund & Easterly ROCMuni Short Term Municipal Bond Fund

The Fund, with respect to 50% of the Fund’s total assets, may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

None.
Fundamental 80% Investment Policy
Principal Street High Income Municipal Fund & Easterly ROCMuni High Income Municipal Bond Fund	Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities.	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in tax exempt debt securities.
Principal Street Short Term Municipal Fund & Easterly ROCMuni Short Term Municipal Bond Fund	Under normal market conditions, the Fund will invest at least 80% of its total assets (plus borrowings for investment purposes) in municipal debt securities, the income from which is exempt from federal regular individual income tax.	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in municipal debt securities, the income from which is exempt from federal regular individual income tax.

Target Fund	Target Funds’ Fundamental Investment Restriction	Acquiring Funds’ Fundamental Investment Restriction
Industry Concentration
All Funds	The Fund may not invest in the securities of any one industry or group of industries if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.(1)	The Fund may not invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).(1) (2)
Investing in Physical Commodities
All Funds	The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over a Fund.	The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.
Investing in Real Estate
All Funds	The Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in REITs, mortgage-related securities, and issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
Underwriting
All Funds	The Fund may not underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act).	The Fund may not underwrite securities of other companies, except to the extent that the Fund may be deemed to be an underwriter under the 1933 Act in disposing of a security.

[1]	Although not part of a Fund's fundamental investment restriction, consistent with SEC Staff interpretations and guidance, governments or their political subdivisions that issue tax-exempt municipal securities are not considered by a Fund to be members of any industry.
[2]	To the extent practicable, where the Acquiring Fund is aware of the investments held by an underlying fund, the Acquiring Fund will consider such information when determining compliance with the investment restriction above.

Target Fund	Target Funds’ Fundamental Investment Restriction	Acquiring Funds’ Fundamental Investment Restriction
Senior Securities; Borrowing
All Funds	The Fund may not issue senior securities, borrow money or pledge its assets,(3) except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.	The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.
Lending
All Funds	The Fund may not make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of a Fund).	The Fund may not make loans of money, except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Fund, and entering into repurchase agreements, and except as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

[3]	With respect to the fundamental policy relating to pledging assets set forth in investment restriction 1 above, a Fund may enter into a secured line of credit for bank borrowings which requires the pledging of its assets as collateral.

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [_] day of [_], 2024 by and among: (i) Managed Portfolio Series, an open-end registered investment company (the “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) Easterly Funds Trust, an open-end registered investment company (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). For convenience, the balance of this Agreement (except as otherwise indicated) refers to only a single Reorganization, one Target Fund and one Acquiring Fund, but the terms and conditions hereof apply separately to each Reorganization and the Funds participating therein. Easterly Investment Partners LLC (“Easterly”) joins this Agreement solely for purposes of Sections 5.1(j), 5.1(q), 9.1, 14, 15.3 and 16.2. Principal Street Partners, LLC (“Principal Street”) joins this agreement solely for purposes of Sections 1.2(f), 1.2(g), 4.1, 5.1(j), 5.1(q), 9.1, 14, 15.3 and 16.2.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire all of the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the Net Assets (as defined in Section 1.2(c)) of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities of the Target Fund;

WHEREAS, the Target Entity and the Acquiring Entity are each an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume all of the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt- out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and Acquiring Fund shall have no rights thereunder.

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, or existing at the Closing Date pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use commercially reasonable efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s Net Assets. If and to the extent any Liabilities are not discharged prior to the Closing Date, such Liabilities whether accrued or contingent, known or unknown, or existing at the Closing Date will be assumed by the Acquiring Fund.

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) At least thirty (30) business days prior to the Closing Date, Principal Street, on behalf of the Acquiring Fund, will advise the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. The Target Fund recognizes and agrees that Principal Street may use commercially reasonable efforts to cause the Target Fund to dispose, prior to the Closing Date, of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to so hold. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g) Principal Street, or the Target Fund’s fund accountant, at Principal Street’s direction, on behalf of the Target Fund, shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.	With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on [_], 2024 or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Target Custodian”) transfer and deliver them from the account of the Target Fund at the Target Custodian to an account of the Acquiring Fund at the custodian of the Acquiring Fund (the “Acquiring Custodian”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian to transfer and deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Custodian to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Acquiring Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the Net Assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. With respect to each Reorganization, the Target Entity, on behalf of itself or, where applicable a Target Fund, and Principal Street, to its knowledge, represents and warrants to the Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Entity, threatened. All issued and outstanding shares of the Target Fund have been offered for sale by the Target Fund in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Entity of the transactions contemplated by this Agreement;

(d) Except as disclosed in writing to the Acquiring Entity, the prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) Except as disclosed in writing to the Acquiring Entity, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. Except as disclosed in writing to the Acquiring Entity, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, and subject only to restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund, including, without limitation, such restrictions as might arise under the 1933 Act, free of adverse claims not otherwise disclosed and reflected in the value thereof, including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund (subject to any consent or approval by the other parties if required by any such contract) without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i) Except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable; and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi- annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. Except as disclosed in writing to the Acquiring Entity, no significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR or in connection with the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2 under the 1940 Act and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, no federal, state or other Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund (i) is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and to the Target Fund’s knowledge, for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. With respect to any wholly owned subsidiary of the Target Fund organized outside the United States, if any, such subsidiary: (i) is classified as an association that is subject to Tax as a corporation for U.S. federal Tax purposes and (ii) is not, for each taxable year since inception that has ended prior to the Closing Date, and will not be for the period beginning on the first day of its current taxable year and ending on the Closing Date, engaged in a trade or business within the United States. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund has not undergone, has not agreed to undergo, nor is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q) The Target Fund has no known actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purposes of which do not relate to Taxes);

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(s) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in no- action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed by the Target Fund or, with the consent of the Target Fund, by the Acquiring Fund, with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or its investment adviser or affiliates thereof for use therein;

(v) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(y) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and Target Fund as follows:

(a) Each Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by an Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of each Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) Each Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Entity’s knowledge, threatened against an Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. Each Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) Each Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. Each Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except nominal shares issued in a private placement to Principal Street or its affiliate to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of an Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, each Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, each Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) Each Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal Tax purposes, (iii) has not filed any income tax return, and intends to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is (or will be as of the Closing Date) a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. Each Acquiring Fund has no and will have no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of each Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of each Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of each Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non- assessable by the Acquiring Entity;

(l) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m) Each Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Principal Street or its affiliates; and

(n) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The fair market value of each Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to which the Assets are subject;

(c) No expenses incurred by a Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization: (1) the shareholders of each Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) each Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the corresponding Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, normal dividends) each Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its Net Assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1.	With respect to each Reorganization:

(a) Each Target Fund will operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. Each Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Each Target Fund agrees to instruct its transfer agent to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c) The Target Entity will call a meeting of the shareholders of each Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that a Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting shall be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 180 days or such longer period as is mutually agreed upon by the parties.

(d) Each Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(e) The Target Entity will cooperate with its transfer agent and with each Acquiring Fund in efforts to obtain such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and its transfer agent in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or its transfer agent.

(f) The Target Entity will provide each Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(g) Each Target Fund will cause to be prepared and use commercially reasonable efforts to have delivered to the corresponding Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h) Subject to the provisions of this Agreement, each Acquiring Fund and Target Fund will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, each Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) Each Acquiring Fund, each Target Fund, Easterly and Principal Street shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) Each Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) Each Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to carry out the intent and purpose of this Agreement.

(m) Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(o) At or prior to the Closing, each Target Fund shall have delivered to the Acquiring Fund copies of, with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

(p) The contingent deferred sales charge (“CDSC”) applicable to Class A shares of each Acquiring Fund, as applicable, issued in connection with the Reorganization will be calculated based on the CDSC schedule of A Class shares of the Target Fund, as applicable, and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Fund, as applicable, shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

(q) Each of Easterly and Principal Street from and after the Closing Date, shall refrain from imposing or seeking to impose for a period of two years after the Closing Date, any “unfair burden” on the Acquiring Funds (within the meaning of the 1940 Act) as a result of the transactions contemplated by this Agreement or any terms, conditions or understandings applicable thereto.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f) The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g) The Target Entity shall have received on the Closing Date the opinion of K&L Gates, LLP (“K&L Gates”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to itself and with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, Easterly and Principal Street, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent it is reasonable and permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date, (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryover), and (C) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year;

(h) The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquiring Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the Acquiring Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(j) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(k) The Acquiring Entity shall have received on the Closing Date an opinion of counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i) The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of K&L Gates in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, K&L Gates may rely upon the representations of the parties contained in this Agreement and may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of K&L Gates appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

8.7. The Acquiring Fund’s investment advisory agreement with Easterly will have been properly approved by the and the board of trustees of the Acquiring Entity pursuant to Section 15(c) of the 1940 Act; and

8.8. All of the transactions contemplated by the separate transaction agreement between Easterly, Principal Street and certain of their affiliates (the “Transaction Agreement”) have been consummated.

9.	FEES AND EXPENSES

9.1. The costs and expenses incurred by the Target Fund and Acquiring Fund in connection with (a) seeking the approvals of the Reorganization by the Target Entity’s board of trustees and the Acquiring Entity’s board of trustees, (b) the preparation, drafting, filing, printing and mailing of the N-14 Registration Statement (including the prospectus/proxy statement contained therein and the fees of the Target Fund’s and Acquiring Fund’s counsel), (c) the solicitation of proxies from the Target Fund’s shareholders and (d) the other expenses of the Fund Reorganization (other than transaction costs relating to the purchase and sale of portfolio securities by the Target Fund and Acquiring Fund) (collectively, the “Fund Reorganization Expenses”) shall be allocated 75% to Easterly and 25% to Principal Street and its series (with up to $50,000 being borne by Principal Street and its series) with any excess being allocated to Easterly. For the avoidance of doubt, each of Easterly and Principal Street shall be responsible for its own legal fees associated with the Reorganizations (including with respect to any approvals of the Reorganization by the Target Entity’s board of trustees and the Acquiring Entity’s board of trustees).

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [_], 2024; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Section 9.1, as to each of which all remedies at law or in equity of the party adversely affected shall survive. Further, this Agreement shall automatically terminate upon the termination of the Transaction Agreement.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval and further provided that the officers of the Acquiring Trust and Target Entity may change the Closing Date through an agreement in writing without additional specific authorization by their respective Boards of Trustees.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity:

Managed Portfolio Series 615 East Michigan Street

Milwaukee, Wisconsin 53202

Attn: Brian Wiedmeyer

Email: brian.wiedmeyer@usbank.com

With a copy to:

Stradley Ronon Stevens & Young, LLP 2600
One Commerce Square

Philadelphia, PA 19103-7098

Fax: (215) 564-8173

Attn: Michael O’Hare

Email: mohare@stradley.com

For Easterly:

Easterly Investment Partners LLC 138 Conant Street

Beverly, MA 01915

Attn: General Counsel

Email: legal@easterlyam.com

For the Acquiring Entity:

Easterly Funds Trust
515 Madison Avenue
New York, NY 10022
Attn: Ken Juster

Email: kjuster@easterlyam.com

For Principal Street:

Principal Street Partners, LLC
949 S Shady Grove Road Suite 402

Memphis, TN 38120 Fax: [_]

Attn: [_]

with a copy to:

[_]

15.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

15.5. The Target Entity is a Delaware statutory trust. With respect to the Reorganization of each Target Fund that is a series of the Target Entity, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Declaration of Trust of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

15.6. The Acquiring Entity is a Delaware statutory trust. With respect to the Reorganization of each Acquiring Fund that is a series of the Acquiring Entity, the Acquiring Entity is executing this Agreement on behalf of the Acquiring Fund only. Pursuant to the Declaration of Trust of the Acquiring Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of that Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of such Acquiring Fund.

15.7. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.1 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

16.	PUBLICITY/CONFIDENTIALITY

16.1. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

16.2. The Target Entity, Acquiring Entity, Easterly and Principal Street (for purposes of this Section 16, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated and the conduct of the business of the Acquiring Fund in the ordinary course following the consummation of such transactions, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

16.3. In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Managed Portfolio Series, on behalf of its series identified on Exhibit A hereto			Easterly Funds Trust, on behalf of its series identified on Exhibit A hereto

By:			By:
	Name:	Brian Wiedmeyer		Name:	Darrell Crate
	Title:	President		Title:	Chairman

Principal Street Partner, LLC, solely with respect to Sections 1.2(f), 1.2(g), 4.1. 5.1(j), 5.1(q), 9.1, 14, 15.3 and 16.2			Easterly Investment Partners LLC, solely with respect to 5.1(j), 5.1(q), 9.1, 14, 15.3 and 16.2

By:			By:
	Name:			Name:
	Title:			Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Managed Portfolio Series	Easterly Funds Trust
Target Fund (and share classes)	Corresponding Acquiring Fund (and share classes)

Principal Street High Income Municipal Fund

A Class reorganizing into acquiring fund Class A

Institutional Class reorganizing into acquiring fund Class I

Investor Class reorganizing into acquiring fund Investor Class

Easterly ROCMuni High Income Municipal Bond Fund Class A Class I Investor Class
Principal Street Short Term Municipal Fund Institutional Class reorganizing into acquiring fund Class I Investor Class reorganizing into acquiring fund Investor Class	Easterly ROCMuni Short Term Municipal Bond Fund Class I Investor Class

Schedule 1.2(b)

Excluded Assets

None.

Schedule 4.1(h)

Assigned Contracts

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

None.

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

None.

Schedule 5.1(f)

Acquiring Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

the name, address and taxpayer identification number of each shareholder of record,

the number of shares of beneficial interest held by each shareholder,

the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications via Overnight Mail
Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)		via Overnight Mail
Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets		via Overnight Mail
Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund		via Overnight Mail
All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund		via Overnight Mail
Statement of the respective Tax[4] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund		via Overnight Mail

[4]	For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.

Type of Statements, Books or Records	Location	Method of Access
Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending on or after the Closing Date[5]		via Overnight Mail
A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code		via Overnight Mail
All Tax Returns filed by or on behalf of the Target Fund (including extensions)		via Overnight Mail
Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions		via Overnight Mail
All books and records related to testing the qualification of the Target Fund as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)		via Overnight Mail
All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund		via Overnight Mail
Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date		via Overnight Mail

[5]	For the avoidance of doubt, such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date. The parties acknowledge and agree that such information for the taxable year that includes the Closing Date may not be determined or finalized until after the Closing Date, and the parties will cooperate in connection with finalizing such information.

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the issuance of the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares (including any fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund (including any fractional shares to which they may be entitled) will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund (including any fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will be treated just as the Target Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Target Fund’s taxable year, the Target Fund’s tax attributes enumerated in Section 381(c) will be taken into account by the Acquiring Fund as if there had been no Reorganization, and the part of the Target Fund’s last taxable year that began before the Reorganization will be included in the Acquiring Fund’s first taxable year that ends after the Reorganization.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

EXHIBIT E

FINANCIAL HIGHLIGHTS TABLES

The financial highlights tables are intended to help you understand the Target Funds’ financial performance for the past five fiscal years or if shorter, the applicable period of operations since the inception of the Fund or class of Fund shares and are included in the Target Funds’ prospectus which is incorporated herein by reference.

The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Target Funds. The information is unaudited. The Target Fund’s fiscal year end is August 31 and, accordingly, the Target Fund’s financial highlights table below contains information for the six-month period ended February 29, 2024.

Each Acquiring Fund is new and has no performance history as of the date of this Proxy Statement/Prospectus. Each Acquiring Fund will adopt the financial history, including the Financial Highlights, of its corresponding Target Fund following the Reorganizations.

Principal Street High Income Municipal Fund

For a Fund share outstanding throughout the periods.

A Class

For the Period Ended February 29, 2024 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$7.11

Investment operations:
Net investment income	0.27
Net realized and unrealized gain (loss) on investments	0.24
Total from investment operations	0.51

Less distributions from:
Net investment income	(0.22)
Net realized gains	-
Total distributions	(0.22)
Net asset value, end of period	$7.40

TOTAL RETURN(2)(3)	7.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$6,820

Ratio of expenses to average net assets:
Before expense waiver/recoupment(4)	1.15%
After expense waiver/recoupment(4)	1.15%

Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment(4)	1.05%
After expense waiver/recoupment(4)	1.05%

Ratio of net investment income to average net assets:
After expense waiver/recoupment(4)	7.50%

Portfolio turnover rate(2)(5)	9%

(1)	Inception date for the A Class was February 16, 2022.
(2)	Not annualized for period less than one year.
(3)	Return does not include sales load.
(4)	Annualized for period less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

For a Fund share outstanding throughout the periods.

Institutional Class

For the Period Ended February 29, 2024 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$7.21

Investment operations:
Net investment income	0.28
Net realized and unrealized gain (loss) on investments	0.17
Total from investment operations	0.45

Less distributions from:
Net investment income	(0.23)
Net realized gains	-
Total distributions	(0.23)
Net asset value, end of period	$7.43

TOTAL RETURN(1)	6.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$259,718

Ratio of expenses to average net assets:
Before expense waiver/recoupment(2)	0.89%
After expense waiver/recoupment(2)	0.90%

Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment(2)	0.79%
After expense waiver/recoupment(2)	0.80%

Ratio of net investment income to average net assets:
After expense waiver/recoupment(2)	7.76%

Portfolio turnover rate(1)(3)	9%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Portfolio turnover disclosed is for the Fund as a whole.

For a Fund share outstanding throughout the periods.

Investor Class

For the Period Ended February 29, 2024 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$7.23

Investment operations:
Net investment income	0.26
Net realized and unrealized gain (loss) on investments	0.19
Total from investment operations	0.45

Less distributions from:
Net investment income	(0.21)
Net realized gains	-
Total distributions	(0.21)
Net asset value, end of period	$7.47

TOTAL RETURN(2)	6.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$43,560

Ratio of expenses to average net assets:
Before expense waiver/recoupment(3)	1.39%
After expense waiver/recoupment(3)	1.39%

Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment(3)	1.29%
After expense waiver/recoupment(3)	1.30%

Ratio of net investment income to average net assets:
After expense waiver/recoupment(3)	7.26%

Portfolio turnover rate(2)(4)	9%

(1)	Inception date for the Investor Class was March 23, 2020.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)	The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

Principal Street Short Term Municipal Fund

For a Fund share outstanding throughout the periods.

Institutional Class

For the Period Ended February 29, 2024 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$4.22

Investment operations:
Net investment income	0.08
Net realized and unrealized gain (loss) on investments	0.02
Total from investment operations	0.10

Less distributions from:
Net investment income	(0.08)
Net realized gains	-
Total distributions	(0.08)
Net asset value, end of period	$4.24

TOTAL RETURN(2)	2.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$45,436

Ratio of expenses to average net assets:
Before expense waiver(3)	1.10%
After expense waiver(3)	0.72%

Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.08%
After expense waiver(3)	0.70%

Ratio of net investment income to average net assets:
After expense waiver(3)	3.97%

Portfolio turnover rate(2)(4)	41%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)	The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

For a Fund share outstanding throughout the periods.

Investor Class

For the Period Ended February 29, 2024 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$4.21

Investment operations:
Net investment income	0.08
Net realized and unrealized gain (loss) on investments	0.02
Total from investment operations	0.10

Less distributions from:
Net investment income	(0.08)
Net realized gains	-
Total distributions	(0.08)
Net asset value, end of period	$4.23

TOTAL RETURN(2)	2.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$11,513

Ratio of expenses to average net assets:
Before expense waiver(3)	1.35%
After expense waiver(3)	0.97%

Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.33%
After expense waiver(3)	0.95%

Ratio of net investment income to average net assets:
After expense waiver(3)	3.72%

Portfolio turnover rate(2)(4)	41%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)	The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

EXHIBIT F

OUTSTANDING SHARES OF THE TARGET FUNDS

As of June 28, 2024, there were the following number of shares outstanding of each class of each Target Fund:

TARGET FUND	OUTSTANDING SHARES
	A Class	Investor Class	Institutional Class
Principal Street High Income Municipal Fund	1,981,790.336	6,360,799.266	36,056,075.523
Principal Street Short Term Municipal Fund	N/A	1,591,701.977	10,893,701.690

F-1

EXHIBIT G

OWNERSHIP OF SHARES OF THE Target Funds

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of the Record Date, to the best knowledge of the Target Funds owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Upon completion of the Reorganization, it is expected that those persons disclosed in Exhibit G as owning 5% or more of a Target Fund’s outstanding A Class, Investor or Institutional Class shares will continue to own in excess of 5% of the then outstanding shares of Class A, Investor Class and Class I shares, respectively of the Acquiring Fund immediately upon completion of the Reorganization.

Title of Fund – Class	Name and Address	Percentage
Principal Street High Income Municipal Fund – Class A	STIFEL NICOLAUS & COMPANY INC 501 N BROADWAY SAINT LOUIS MO 63102-2137	50.42%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL STE 1200 STE 1800 MINNEAPOLIS MN 55401-7554	36.50%
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	12.03%
Principal Street High Income Municipal Fund – Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	80.53%
	OPPENHEIMER & CO INC. FBO THEODORE J SLAVIN TTEE OF THE THEODORE J SLAVIN TRUST NO.I DTD 5/10/85 10560 WILSHIRE BLVD PH B LOS ANGELES CA 90024-7315	5.92%
Principal Street High Income Municipal Fund – Institutional Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	47.25%

G-1

Title of Fund – Class	Name and Address	Percentage
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	40.67%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL STE 1200 STE 1800 MINNEAPOLIS MN 55401-7554	5.88%
Principal Street Short Term Municipal Fund – Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	99.60%
Principal Street Short Term Municipal Fund – Institutional Class	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	55.27%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	42.39%

Security Ownership of Management and Trustees

To the best of the knowledge of each Target Fund, the ownership of shares of a Target Fund by executive officers and trustees of the Target Trust as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of the Record Date.

G-2

PO Box 211230, Eagan, MN 55121-9984

VOTE BY PHONE 1. Read the proxy statement and have the proxy card at hand. 2. Call toll-free: 888-703-5191 3. Follow the simple instructions.

VOTE BY MAIL 1. Read the proxy statement. 2. Check the appropriate box(es) on the reverse side of the proxy card. 3. Sign, date and return the proxy card in the envelope provided.

Please detach at perforation before mailing.

FUND NAME PRINTS HERE
PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD SEPTEMBER 30, 2024
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of the above-referenced Fund (the “Fund”) hereby appoints each of Troy Willis and Charlie Pulire, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Joint Special Meeting of Shareholders to be held on September 30, 2024 at executive offices of MPS, located at 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202.

The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF THIS PROXY IS PROPERLY EXECUTED BUT NO CHOICE IS INDICATED AS TO THE PROPOSAL, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL. DISCRETIONARY AUTHORITY IS HEREBY CONFERRED AS TO ALL OTHER MATTERS AS MAY PROPERLY COME BEFORE THE JOINT SPECAIL MEETING OR ANY ADJOURNMENT THEREOF.

CONTROL NUMBER

AUTHORIZED SIGNATURE(S)
This section must be completed for your vote to be counted.

Signature(s) and Title(s), if applicable	Sign in the box above

Date

Note: Please sign exactly as your name(s) appear(s) on this proxy card. If signing for estates, trusts, or other fiduciaries, your title or capacity should be stated and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.

100246 – Principal Street

Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting of Shareholders to be held on September 30, 2024.

The Proxy Statement for this Meeting is available at

https://proxyvotinginfo.com/p/principalstreetfunds2024

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

PLEASE CAST YOUR VOTE TODAY!

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

IF YOU ARE NOT VOTING BY PHONE OR INTERNET, PLEASE SIGN AND DATE THIS PROXY CARD ON THE REVERSE SIDE AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees. It will be voted as specified.

If no specification is made, this proxy shall be voted “FOR” the proposal.

The Board of Trustees has voted in favor of all the proposal and recommends that you vote “FOR” the proposal.

TO VOTE, MARK BOX(ES) BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

1.	To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of each Target Fund into a corresponding, newly-created series of James Alpha Funds Trust d/b/a Easterly Funds Trust.	FOR ☐	AGAINST ☐	ABSTAIN ☐

Transact such other business as may properly come before the Meeting.

100246 – Principal Street

Part B

STATEMENT OF ADDITIONAL INFORMATION

DATED September 5 , 2024

Registration Statement on Form N-14 Filed by:

JAMES ALPHA FUNDS TRUST

d/b/a Easterly Funds Trust

515 Madison Avenue

New York, New York 10022

(888) 814-8180

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated September 5 , 2024 (the “Proxy Statement/Prospectus”) relating to the proposed reorganizations (each, a “Reorganization,” and together, the “Reorganizations”) of each fund identified below under the heading “Target Funds” (each, a “Target Fund,” and collectively, the “Target Funds”) into a corresponding, newly-created series identified below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on September 30, 2024 for each of the Target Funds listed below:

Principal Street High Income Municipal Fund
Principal Street Short Term Municipal Fund

Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by writing to Easterly Funds Trust c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 888-703-5191 . You can also access this information at: https://proxyvotinginfo.com/p/principalstreetfunds2024.

Table of Contents

Page
General Information	3
Incorporation by Reference	3

General Information

This SAI relates to the acquisition of the assets and liabilities of each Target Fund listed below by the corresponding Acquiring Fund, listed below. Each Acquiring Fund is a series of James Alpha Funds Trust d/b/a Easterly Funds Trust (“Easterly Funds Trust”). Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Target Funds	Acquiring Funds
Principal Street High Income Municipal Fund	Easterly ROCMuni High Income Municipal Bond Fund
Principal Street Short Term Municipal Fund	Easterly ROCMuni Short Term Municipal Bond Fund

Incorporation of Documents by Reference into the Statement of Additional Information

Because each Acquiring Fund was newly-created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the Reorganization of each Target Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly-created shell series of Easterly Funds Trust, with no assets or liabilities, that will commence operations upon consummation of the respective Reorganization and continue the operations of the corresponding Target Fund. Each Target Fund shall be the accounting and performance survivor in the Reorganization, and each corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund. This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated December 29, 2023 for Managed Portfolio Series with respect to Class A, Investor Class, and Institutional Class shares of the Principal Street High Income Municipal Fund and Investor Class and Institutional Class shares of the Principal Street Short Term Municipal Fund (filed via EDGAR on December 28, 2023, Accession No. 0000894189-23-009390)

2.	The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders of each Target Fund for the fiscal year ended August 31, 2023 (filed via EDGAR on November 24, 2023, Accession No. 0000898531-23-000445).

3.	The unaudited financial statements included in the Semi-Annual Report to Shareholders of each Target Fund for the period ended February 29, 2024 (filed via EDGAR on May 9, 2024, Accession No. 0000898531-24-000192)

4.	Statement of Additional Information dated August 29, 2024 for Easterly Funds Trust with respect to each Acquiring Fund (filed via EDGAR on August 29, 2024, Accession No. 0001580642-24-004981).

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION.

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of the Registrant’s Bylaws, and are hereby incorporated by reference. See Item 16(1) and 16(2) below. Under the Amended and Restated Agreement and Declaration of Trust, dated January 8, 2021 (i) a Trustee or officer of the Registrant, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Registrant or any Trustee or officer of the Registrant; provided, however, that nothing contained in the Amended and Restated Agreement and Declaration of Trust shall protect any Trustee or officer against any liability to the Registrant or to shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office with the Registrant; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any fund or class and not because of their acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable fund (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’ Bylaws and applicable law. The Registrant, on behalf of the affected fund (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that fund (or class).

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated by reference to the Registrant’s Registration Statement filed on January 26, 2021.

(1)(b)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated by reference to the Registrant’s Registration Statement filed on January 26, 2021.

(1)(c)	Amended Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated by reference to the Registrant’s Registration Statement filed on August 29, 2024.

(2)	Bylaws of the Registrant are incorporated herein by reference to the Registrant’s initial Registration Statement filed on October 23, 2020.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of the Funds, is attached to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)	Agreement and Declaration of Trust: Articles II, VI, VII, VIII, and IX; and Bylaws: Articles IV, V, and VI define the rights of security holders.

(6)(a)	Forms of Investment Management Agreements by and between the Registrant, on behalf of Easterly Global Real Estate Fund, Easterly Hedged Equity Fund, and Easterly Income Opportunities Fund, and Easterly Investment Partners LLC are incorporated by reference to the Registrant’s Registration Statement filed on March 28, 2024.

(6)(b)	Form of Operating Expense Limitation Agreement by and between the Registrant, on behalf of Easterly Global Real Estate Fund, Easterly Hedged Equity Fund, Easterly Income Opportunities Fund, Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund, and Easterly Investment Partners LLC are incorporated by reference to the Registrant’s Registration Statement filed on August 29, 2024.

(6)(c)	Form of Investment Sub-Advisory Agreement by and between Easterly Investment Partners LLC and Orange Investment Advisors, LLC for Easterly Income Opportunities Fund is incorporated by reference to the Registrant’s Registration Statement filed on March 28, 2024.

(6)(d)	Form of Investment Sub-Advisory Agreement by and between Easterly Investment Partners LLC and Ranger Global Real Estate Advisors, LLC for Easterly Global Real Estate Fund is incorporated by reference to the Registrant’s Registration Statement filed on March 28, 2024.

(6)(e)	Form of Investment Sub-Advisory Agreement by and between Easterly Investment Partners LLC and EAB Investment Group, LLC for Easterly Hedged Equity Fund is incorporated by reference to the Registrant’s Registration Statement filed on March 28, 2024

(6)(f)	Investment Management Agreements by and between the Registrant, on behalf of the Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund, and Easterly Investment Partners LLC are incorporated by reference to the Registrant’s Registration Statement filed on November 8, 2021.

(6)(g)

Form of Investment Management Agreements by and between the Registrant, on behalf of the Easterly ROCMuni High Income Municipal Bond Fund and the Easterly ROCMuni Short Term Municipal Bond Fund, and Easterly Investment Partners LLC are incorporated by reference to the Registrant’s Registration Statement filed on August 29, 2024.

(6)(h)

Form of Operating Expense Limitation Agreement by and between the Registrant, on behalf of Easterly ROCMuni High Income Municipal Bond Fund and the Easterly ROCMuni Short Term Municipal Bond Fund, and Easterly Investment Partners LLC is incorporated by reference to the Registrant’s Registration Statement filed on August 29, 2024.

(6)(i)	Form of Amendment to the Investment Management Agreement by and between the Registrant, on behalf of the Easterly Snow Small Cap Value Fund and Easterly Investment Partners, LLC is incorporated by reference to the Registrant’s Registration Statement filed on August 29, 2024.

(7)	Form of Distribution Agreement by and between the Registrant and the Distributor is incorporated by reference to the Registrant’s Registration Statement filed on December 29, 2023.

(8)	Not Applicable.

(9)	Custodian Agreement by and between the Registrant and the Custodian is incorporated by reference to the Registrant’s Registration Statement filed on September 13, 2021.

(10)(a)	Amended Distribution and Shareholder Services Plan regarding Class A shares is incorporated by reference to the Registrant’s Registration Statement filed on December 29, 2023.

(10)(b)	Amended Exhibit A to the Plan of Distribution Pursuant to Rule 12b-1 for Class A shares is incorporated by reference to the Registrant’s Registration Statement filed on August 29, 2024.

(10)(c)	Amended Distribution and Shareholder Services Plan regarding Class C shares is incorporated by reference to the Registrant’s Registration Statement filed on December 29, 2023.

(10)(d)	Distribution and Shareholder Services Plan regarding Investor Class shares is incorporated by Reference to the Registrant’s Registration Statement Filed on August 29, 2024.

(10)(e)	Amended and Restated Rule 18f-3 Plan is incorporated by reference to the Registrant’s Registration Statement filed on March 28, 2024.

(11)	Opinion and consent of K&L Gates LLP is incorporated by reference to the Registrant’s Registration Statement filed on July 1, 2024.

(12)	Form of Opinion of K&L Gates LLP, supporting the tax matters and consequences to shareholders is incorporated by reference to the Registrant’s Registration Statement filed on July 1, 2024.

(13)(a)	Master Services Agreement by and between the Registrant and the Administrator is incorporated by reference to the Registrant’s Registration Statement filed on March 22, 2021.

(13)(b)	Amendment No. 1 to the Administration Agreement by and between the Registrant and the Administrator is incorporated by reference to the Registrant’s Registration Statement filed on December 29, 2022.

(13)(c)	Amendment No. 2 to the Administration Agreement by and between the Registrant and the Administrator is incorporated by reference to the Registrant’s Registration Statement filed on June 28, 2022.

(13)(d)	Form of Derivatives Risk Management Program Support Services Addendum by and between the Registrant and the Administrator is incorporated by reference to the Registrant’s Registration Statement filed on December 29, 2022.

(13)(e)	Form of Tailored Shareholder Report Services Addendum by and between the Registrant and the Administrator is incorporated by reference to the Registrant's Registration Statement filed on June 28, 2024.

(14)	Consent of Cohen & Company, Ltd. is filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement filed on July 1, 2024.

(17)(a)	Code of Ethics for the Registrant is incorporated by reference to the Registrant’s Registration Statement filed on January 26, 2021.

(17)(b)	Code of Ethics for the Distributor and Easterly Investment Partners LLC is incorporated by reference to the Registrant’s Registration Statement filed on June 28, 2024.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus by amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and State of New York, on the 5th day of September, 2024.

JAMES ALPHA FUNDS TRUST

By:	/s/ Darrell Crate*
Name:	Darrell Crate
Title:	President and Chairperson

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Darrell Crate* Darrell Crate	President, Trustee and Chairperson of the Board (principal executive officer)	September 5, 2024
/s/ Michael J. Montague* Michael J. Montague	Treasurer (principal financial officer)	September 5, 2024
/s/ Neil Medugno* Neil Medugno	Trustee	September 5, 2024
/s/ A. Clayton Spencer* A. Clayton Spencer	Trustee	September 5, 2024

* By:
/s/ Timothy Burdick
Timothy Burdick, Attorney-in-Fact
Pursuant to Powers of Attorney

INDEX

Exhibit Number	Description
14	Consent of Cohen & Company, Ltd.